WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.5%

	Airlines 1.1%
249,856	Allegiant Travel Co.*	$46,733,066

	Application Software 7.1%
256,938	Avalara, Inc.*	33,173,265
1,492,120	Clearwater Analytics Holdings, Inc., Class A*	34,288,918
281,604	Five9, Inc.*	38,669,861
499,726	Guidewire Software, Inc.*	56,733,893
220,049	Paylocity Holding Corp.*	51,966,772
1,071,958	Q2 Holdings, Inc.*	85,156,343

		299,989,052

	Asset Management & Custody Banks 6.9%
923,171	Cohen & Steers, Inc.	85,402,549
1,422,122	Focus Financial Partners, Inc., Class A*	84,929,126
1,179,317	Hamilton Lane, Inc., Class A	122,200,828

		292,532,503

	Auto Parts & Equipment 2.2%
3,632,747	Holley, Inc.*	47,189,383
666,813	XPEL, Inc.*	45,529,992

		92,719,375

	Automotive Retail 1.4%
1,002,609	Monro, Inc.	58,422,027

	Building Products 4.7%
4,890,604	Janus International Group, Inc.*	61,230,362
1,008,293	Trex Co., Inc.*	136,149,804

		197,380,166

	Commodity Chemicals 1.3%
1,466,685	Valvoline, Inc.	54,692,684

	Data Processing & Outsourced Services 1.2%
415,761	Euronet Worldwide, Inc.*	49,546,238

	Distillers & Vintners 1.4%
2,456,980	Duckhorn Portfolio, Inc.*	57,345,913

	Distributors 2.5%
186,597	Pool Corp.	105,613,902

	Education Services 0.7%
357,744	Grand Canyon Education, Inc.*	30,662,238

	Electronic Equipment & Instruments 2.7%
648,627	Novanta, Inc.*	114,372,399

	Electronic Manufacturing Services 2.3%
804,383	Fabrinet*	95,295,254

	Financial Exchanges & Data 5.1%
431,029	Morningstar, Inc.	147,407,608
3,028,373	Open Lending Corp., Class A*	68,077,825

		215,485,433

	General Merchandise Stores 1.6%
1,315,277	Ollie’s Bargain Outlet Holdings, Inc.*	67,329,030

	Health Care Facilities 2.3%
1,141,543	Ensign Group, Inc.	95,843,950

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 2.1%
1,987,296	Neogen Corp.*	$90,243,111

	Home Improvement Retail 1.9%
630,222	Floor & Decor Holdings, Inc., Class A*	81,935,162

	Homebuilding 1.3%
406,451	Installed Building Products, Inc.	56,789,334

	Industrial Machinery 10.4%
2,051,236	Altra Industrial Motion Corp.	105,782,240
943,387	Barnes Group, Inc.	43,952,400
1,001,548	Helios Technologies, Inc.	105,332,803
491,597	Kadant, Inc.	113,303,277
358,274	RBC Bearings, Inc.*	72,360,600

		440,731,320

	Insurance Brokers 0.9%
307,440	Goosehead Insurance, Inc., Class A	39,991,795

	Interactive Media & Services 1.9%
3,261,139	ZipRecruiter, Inc., Class A*	81,332,807

	Internet & Direct Marketing Retail 0.2%
390,406	1-800-Flowers.com, Inc., Class A*	9,123,788

	IT Consulting & Other Services 1.9%
253,210	Globant SA*	79,530,729

	Leisure Products 2.9%
1,809,026	Callaway Golf Co.*	49,639,673
890,926	YETI Holdings, Inc.*	73,795,401

		123,435,074

	Life Sciences Tools & Services 6.2%
410,779	ICON PLC*	127,218,257
613,444	Medpace Holdings, Inc.*	133,509,952

		260,728,209

	Managed Health Care 1.7%
1,620,612	HealthEquity, Inc.*	71,695,875

	Metal & Glass Containers 1.5%
1,755,996	TriMas Corp.	64,971,852

	Packaged Foods & Meats 1.0%
426,418	Freshpet, Inc.*	40,624,843

	Pharmaceuticals 1.0%
844,477	Intra-Cellular Therapies, Inc.*	44,199,926

	Property & Casualty Insurance 1.0%
3,000,000	Hagertyl, Inc. PIPE* *** †	40,200,000

	Regional Banks 6.2%
2,678,600	Bank OZK	124,635,258
881,523	Eagle Bancorp, Inc.	51,428,052
1,523,628	Webster Financial Corp.	85,079,387

		261,142,697

	Semiconductors 1.7%
146,178	Monolithic Power Systems, Inc.	72,113,993

	Specialized Consumer Services 1.1%
2,551,907	Mister Car Wash, Inc.*	46,470,227

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialized REITs 1.4%
839,412	National Storage Affiliates Trust	$58,087,310

	Specialty Chemicals 2.8%
688,487	Balchem Corp.	116,078,908

	Specialty Stores 3.1%
480,737	Five Below, Inc.*	99,459,678
626,123	National Vision Holdings, Inc.*	30,047,643

		129,507,321

	Systems Software 2.8%
670,418	CyberArk Software Ltd.*	116,170,031

	Total Common Stocks (cost $2,618,989,785)	4,199,067,542

	WARRANTS 0.1%

	Property & Casualty Insurance 0.1%
540,000	Hagerty, Inc., expiring, 12/02/26* *** †	3,326,400

	Total Warrants (cost $1,859,173)	3,326,400

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.9%

	Repurchase Agreement 0.9%
$37,231,576	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $38,131,100 of United States Treasury Notes 1.375% due 12/31/28; value: $37,976,211; repurchase proceeds: $37,231,576 (cost $37,231,576)	$37,231,576

	Total Short-Term Investments (cost $37,231,576)	37,231,576

	Total Investments (cost $2,658,080,534) 100.5%	4,239,625,518
	Other Assets less Liabilities (0.5%)	(19,472,131)

	NET ASSETS 100.0%	$4,220,153,387

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2021, amounted to approximately $43,526,400, and represented 1.03% of net assets.

PIPE Private Investment in Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2021, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Ireland	3.0
Israel	2.8
United States	94.2

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 103.5%

	Apparel, Accessories & Luxury Goods 3.1%
38,894	Page Industries Ltd.	$21,233,212

	Brewers 2.0%
638,527	United Breweries Ltd.	13,614,804

	Commodity Chemicals 3.1%
1,991,288	Berger Paints India Ltd.	20,688,213

	Consumer Finance 8.9%
640,325	Bajaj Finance Ltd.	60,022,568

	Department Stores 4.8%
2,267,655	Trent Ltd.	32,454,928

	Diversified Banks 7.6%
1,790,201	HDFC Bank Ltd.	35,666,436
663,917	Kotak Mahindra Bank Ltd.	16,056,764

		51,723,200

	Food Retail 4.8%
519,514	Avenue Supermarts Ltd.*	32,602,564

	Health Care Services 7.5%
716,833	Dr. Lal PathLabs Ltd.	36,798,423
300,831	Metropolis Healthcare Ltd.	13,929,323

		50,727,746

	Industrial Conglomerates 2.5%
50,799	3M India Ltd.*	17,186,839

	Industrial Machinery 6.1%
9,275,113	Elgi Equipments Ltd.	37,432,025
55,242	GMM Pfaudler Ltd.	3,598,817

		41,030,842

	Interactive Media & Services 5.0%
450,585	Info Edge India Ltd.	33,720,387

	IT Consulting & Other Services 18.0%
609,172	Larsen & Toubro Infotech Ltd.	60,109,471
966,516	Mindtree Ltd.	62,084,799

		122,194,270

	Life Sciences Tools & Services 5.5%
589,527	Divi’s Laboratories Ltd.	37,091,460

	Personal Products 0.9%
30,117	Procter & Gamble Hygiene & Health Care Ltd.	6,239,292

	Property & Casualty Insurance 3.2%
1,136,286	ICICI Lombard General Insurance Co. Ltd.	21,401,764

	Regional Banks 4.1%
2,012,815	AU Small Finance Bank Ltd.*	28,137,464

	Research & Consulting Services 7.5%
673,083	L&T Technology Services Ltd.	50,704,207

	Specialty Chemicals 2.5%
369,186	Asian Paints Ltd.	16,806,545

	Systems Software 2.6%
221,930	Tata Elxsi Ltd.	17,554,813

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Thrifts & Mortgage Finance 3.8%
730,770	Aavas Financiers Ltd.*	$25,559,768

	Total Common Stocks (cost $373,443,089)	700,694,886

Principal Amount		Value

	SHORT-TERM INVESTMENTS 1.8%

	Repurchase Agreement 1.8%
$12,426,054	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $12,726,300 of United States Treasury Notes 1.375% due 12/31/28; value: $12,674,606; repurchase proceeds: $12,426,054 (cost $12,426,054)	$12,426,054

	Total Short-Term Investments (cost $12,426,054)	12,426,054

	Total Investments (cost $385,869,143) 105.3%	713,120,940
	Liabilities less Other Assets (5.3%)	(35,947,862)

	NET ASSETS 100.0%	$677,173,078

	*Non-income producing. See Notes to Schedules of Investments.

At December 31, 2021, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.8%

	Airport Services 3.4%
1,013,013	Grupo Aeroportuario del Pacifico SAB de CV, Class B*	$13,990,370

	Apparel, Accessories & Luxury Goods 2.3%
17,875	Page Industries Ltd.	9,758,412

	Consumer Finance 6.0%
268,408	Bajaj Finance Ltd.	25,159,938

	Data Processing & Outsourced Services 2.2%
252,543	Dlocal Ltd.*	9,013,260

	Department Stores 3.0%
885,058	Trent Ltd.	12,667,048

	Diversified Banks 9.1%
1,044,220	HDFC Bank Ltd.	20,804,148
201,051	TCS Group Holding PLC, GDR	16,952,620

		37,756,768

	Drug Retail 1.7%
1,657,230	Raia Drogasil SA	7,215,097

	Electrical Components & Equipment 5.6%
297,170	Voltronic Power Technology Corp.	16,578,512
1,109,002	WEG SA	6,532,196

		23,110,708

	General Merchandise Stores 0.2%
654,200	Magazine Luiza SA	843,252

	Industrial Machinery 2.7%
558,722	Techtronic Industries Co. Ltd.	11,120,628

	Interactive Home Entertainment 4.8%
89,204	Sea Ltd., ADR*	19,955,827

	Internet & Direct Marketing Retail 9.6%
196,800	Meituan, Class B*	5,688,802
14,771	MercadoLibre, Inc.*	19,917,216
242,300	momo.com, Inc.	14,185,651

		39,791,669

	IT Consulting & Other Services 13.1%
79,003	Globant SA*	24,814,052
301,036	Larsen & Toubro Infotech Ltd.	29,704,443

		54,518,495

	Life & Health Insurance 2.1%
962,454	Discovery Ltd.*	8,671,448

	Life Sciences Tools & Services 3.8%
1,345,813	Wuxi Biologics Cayman, Inc.*	15,973,606

	Managed Health Care 0.5%
1,144,400	Hapvida Participacoes e Investimentos SA	2,124,305

	Pharmaceuticals 0.8%
429,128	Jiangsu Hengrui Medicine Co. Ltd., Class A	3,414,387

	Property & Casualty Insurance 2.5%
386,217	ICICI Lombard General Insurance Co. Ltd.	7,274,335
622,286	Qualitas Controladora SAB de CV	3,150,407

		10,424,742

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 2.3%
675,466	AU Small Finance Bank Ltd.*	$9,442,448

	Semiconductor Equipment 5.4%
73,200	Lasertec Corp.	22,421,265

	Semiconductors 12.0%
149,297	ASPEED Technology, Inc.	19,250,924
168,959	Silergy Corp.	30,580,947

		49,831,871

	Specialized Finance 4.2%
1,846,223	Chailease Holding Co. Ltd.	17,560,940

	Specialty Chemicals 1.8%
167,146	Asian Paints Ltd.	7,609,028

	Systems Software 1.7%
87,455	Tata Elxsi Ltd.	6,917,749

	Total Common Stocks (cost $357,640,578)	419,293,261

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.3%

	Repurchase Agreement 0.3%
$1,324,687	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $1,356,700 of United States Treasury Notes 1.375% due 12/31/28; value: $1,351,189; repurchase proceeds: $1,324,687 (cost $1,324,687)	$1,324,687

	Total Short-Term Investments (cost $1,324,687)	1,324,687

	Total Investments (cost $358,965,265) 101.1%§	420,617,948
	Liabilities less Other Assets (1.1%)	(4,582,943)

	NET ASSETS 100.0%	$416,035,005

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 33.00%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2021, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	4.0
China	6.0
Hong Kong	2.7
India	30.8
Japan	5.3
Mexico	4.1
Russia	4.0
Singapore	4.8
South Africa	2.1
Taiwan	23.4
United States	10.7
Uruguay	2.1

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.2%

	Airport Services 2.0%
2,078,025	Grupo Aeroportuario del Centro Norte SAB de CV	$13,964,799

	Asset Management & Custody Banks 1.4%
14,979,824	VEF AB*	10,029,430

	Commodity Chemicals 1.8%
1,197,391	Berger Paints India Ltd.	12,440,129

	Communications Equipment 1.7%
1,237,000	Accton Technology Corp.	11,590,933

	Consumer Finance 5.5%
204,641	Bajaj Finance Ltd.	19,182,569
2,110,475	Muangthai Capital Public Co. Ltd.	3,711,732
2,414,829	Srisawad Corp. Public Co. Ltd.	4,463,873
5,849,808	Unifin Financiera SAB de CV*	10,742,242

		38,100,416

	Data Processing & Outsourced Services 0.9%
7,928,940	Fawry for Banking & Payment Technology Services SAE*	6,469,306

	Department Stores 2.5%
1,218,324	Trent Ltd.	17,436,787

	Diversified Banks 3.2%
259,390	TCS Group Holding PLC, GDR	21,871,765

	Drug Retail 3.3%
536,146	Clicks Group Ltd.	10,616,263
2,795,550	Raia Drogasil SA	12,171,011

		22,787,274

	Electrical Components & Equipment 5.3%
659,863	Voltronic Power Technology Corp.	36,812,421

	Electronic Equipment & Instruments 1.3%
1,203,616	Chroma ATE, Inc.	8,680,052

	Electronic Manufacturing Services 1.7%
101,910	Fabrinet*	12,073,278

	Footwear 1.3%
516,426	Relaxo Footwears Ltd.	9,066,120

	Health Care Facilities 1.2%
27,060,361	Cleopatra Hospital*	8,440,214

	Health Care Services 2.9%
384,446	Dr. Lal PathLabs Ltd.	19,735,429

	Health Care Supplies 0.1%
252,547	Shanghai Kindly Medical Instruments Co. Ltd., Class H	744,924

	Home Improvement Retail 1.6%
17,962,097	Wilcon Depot, Inc.	10,743,618

	Hotels, Resorts & Cruise Lines 0.8%
1,394,570	Huazhu Group Ltd.*	5,213,396

	Human Resource & Employment Services 3.3%
451,859	HeadHunter Group PLC, ADR	23,085,476

	Insurance Brokers 1.3%
2,995,679	TQM Corp. Public Co. Ltd.	8,698,724

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Interactive Media & Services 1.7%
153,978	Info Edge India Ltd.	$11,523,237

	Internet & Direct Marketing Retail 3.6%
422,500	momo.com, Inc.	24,735,606

	IT Consulting & Other Services 15.0%
95,972	Globant SA*	30,143,845
335,075	Larsen & Toubro Infotech Ltd.	33,063,209
624,789	Mindtree Ltd.	40,133,738

		103,340,792

	Life & Health Insurance 1.9%
1,429,202	Discovery Ltd.*	12,876,720

	Pharmaceuticals 0.0%
13,017,213	China Animal Healthcare Ltd.* *** §§	16,694

	Property & Casualty Insurance 2.8%
536,821	ICICI Lombard General Insurance Co. Ltd.	10,110,937
1,819,584	Qualitas Controladora SAB de CV	9,211,891

		19,322,828

	Regional Banks 3.0%
1,227,827	AU Small Finance Bank Ltd.*	17,163,991
726,462	Regional SAB de CV	3,767,576

		20,931,567

	Research & Consulting Services 5.0%
10,690,600	CTOS Digital Bhd	4,644,740
400,585	L&T Technology Services Ltd.	30,176,582

		34,821,322

	Semiconductor Equipment 2.8%
868,000	Advanced Wireless Semiconductor Co.	4,445,324
118,886	Tokai Carbon Korea Co. Ltd.	14,829,721

		19,275,045

	Semiconductors 19.4%
248,774	ASPEED Technology, Inc.	32,077,867
144,761	LEENO Industrial, Inc.*	24,107,455
83,735	Parade Technologies Ltd.	6,370,564
311,143	Silergy Corp.	56,315,720
1,446,240	Sino Wealth Electronic Ltd., Class A	15,407,862

		134,279,468

	Specialty Stores 0.9%
2,061,000	Pet Center Comercio e Participacoes SA	6,033,674

	Thrifts & Mortgage Finance 2.0%
403,323	Aavas Financiers Ltd.*	14,106,822

	Total Common Stocks (cost $346,034,083)	699,248,266

	Total Investments (cost $346,034,083) 101.2%§	699,248,266
	Liabilities less Other Assets (1.2%)	(8,595,646)

	NET ASSETS 100.0%	$690,652,620

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 35.42%.

§§The aggregate value of illiquid holdings at December 31, 2021, amounts to approximately $16,694, and represented 0.00% of net assets.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2021, Wasatch Emerging Markets Small Cap Fund’s investments, were in the following countries:

COUNTRY	%
Brazil	2.6
China	3.1
Egypt	2.1
India	33.5
Malaysia	0.7
Mexico	5.4
Philippines	1.5
Russia	6.4
South Africa	3.4
South Korea	5.6
Sweden	1.4
Taiwan	25.9
Thailand	2.4
United States	6.0

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.2%

	Airport Services 1.6%
167,200	Grupo Aeroportuario del Centro Norte SAB de CV	$1,123,622

	Asset Management & Custody Banks 10.1%
2,089,200	DCVFMVN Diamond ETF*	2,571,394
6,545,108	VEF AB*	4,382,141

		6,953,535

	Computer & Electronics Retail 1.9%
220,550	Mobile World Investment Corp.	1,315,171

	Consumer Finance 11.8%
55,970	Bajaj Finance Ltd.	5,246,497
431,600	Srisawad Corp. Public Co. Ltd.	797,824
1,121,551	Unifin Financiera SAB de CV*	2,059,550

		8,103,871

	Data Processing & Outsourced Services 5.8%
677	Adyen NV*	1,781,622
36,937	Dlocal Ltd.*	1,318,281
1,126,235	Fawry for Banking & Payment Technology Services SAE*	918,907

		4,018,810

	Diversified Banks 10.1%
467,271	Bank for Foreign Trade of Vietnam JSC	1,615,663
63,152	TCS Group Holding PLC, GDR	5,324,976

		6,940,639

	Drug Retail 0.7%
113,800	Raia Drogasil SA	495,452

	Electrical Components & Equipment 1.4%
164,800	WEG SA	970,698

	Food Retail 2.1%
15,605	Dino Polska SA*	1,418,809

	General Merchandise Stores 0.2%
22,451	Fix Price Group Ltd., GDR	169,505

	Health Care Facilities 3.3%
7,184,837	Cleopatra Hospital*	2,240,974

	Home Improvement Retail 3.4%
3,939,100	Wilcon Depot, Inc.	2,356,083

	Human Resource & Employment Services 4.1%
12,809	Grupa Pracuj SA*	230,483
50,356	HeadHunter Group PLC, ADR	2,572,688

		2,803,171

	Hypermarkets & Super Centers 0.2%
4,778	InRetail Peru Corp.	166,991

	Insurance Brokers 1.2%
293,905	TQM Corp. Public Co. Ltd.	853,429

	Interactive Home Entertainment 6.3%
19,487	Sea Ltd., ADR*	4,359,437

	Interactive Media & Services 1.5%
294,250	Baltic Classifieds Group PLC*	1,007,654

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Internet & Direct Marketing Retail 6.6%
3,383	MercadoLibre, Inc.*	$4,561,637

	IT Consulting & Other Services 11.3%
886,114	FPT Corp.	3,615,998
13,185	Globant SA*	4,141,277

		7,757,275

	Life & Health Insurance 2.9%
224,327	Discovery Ltd.*	2,021,125

	Property & Casualty Insurance 2.3%
306,428	Qualitas Controladora SAB de CV	1,551,333

	Semiconductor Equipment 4.2%
33,700	Camtek Ltd.*	1,551,548
9,314	Nova Ltd.*	1,364,501

		2,916,049

	Semiconductors 4.0%
6,000	ASPEED Technology, Inc.	773,663
11,000	Silergy Corp.	1,990,959

		2,764,622

	Specialty Stores 0.5%
108,265	Pet Center Comercio e Participacoes SA	316,951

	Wireless Telecommunication Services 2.7%
5,432,538	Safaricom PLC	1,824,449

	Total Common Stocks (cost $47,724,692)	69,011,292

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.9%

	Repurchase Agreement 0.9%
$653,156	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $669,000 of United States Treasury Notes 1.375% due 12/31/28; value: $666,283; repurchase proceeds: $653,156 (cost $653,156)	$653,156

	Total Short-Term Investments (cost $653,156)	653,156

	Total Investments (cost $48,377,848) 101.1%§	69,664,448
	Liabilities less Other Assets (1.1%)	(747,507)

	NET ASSETS 100.0%	$68,916,941

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 9.99%.

ADR American Depositary Receipt.

ETF Exchange-Traded Fund.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2021, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	2.6
Egypt	4.6
India	7.6
Israel	4.2
Kenya	2.6
Mexico	6.9
Netherlands	2.6
Peru	0.2
Philippines	3.4
Poland	2.4
Russia	11.7
Singapore	6.3
South Africa	2.9
Sweden	6.4
Taiwan	4.0
Thailand	2.4
United Kingdom	1.5
United States	12.6
Uruguay	1.9
Vietnam	13.2

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.9%
	Airlines 0.8%
12,835	Allegiant Travel Co.*	$2,400,658

	Application Software 7.2%
3,842	HubSpot, Inc.*	2,532,454
13,124	Paylocity Holding Corp.*	3,099,364
78,057	Q2 Holdings, Inc.*	6,200,848
920,872	Systena Corp.	3,436,469
310,872	Technology One Ltd.	2,897,301
19,281	Zendesk, Inc.*	2,010,816

		20,177,252

	Asset Management & Custody Banks 3.5%
56,406	Focus Financial Partners, Inc., Class A*	3,368,567
44,873	Hamilton Lane, Inc., Class A	4,649,740
105,700	WealthNavi, Inc.*	1,875,869

		9,894,176

	Automotive Retail 0.9%
43,023	Monro, Inc.	2,506,950

	Biotechnology 2.0%
209,604	Abcam PLC*	4,916,685
83,399	Sangamo Therapeutics, Inc.*	625,493

		5,542,178

	Building Products 2.5%
52,579	Trex Co., Inc.*	7,099,742

	Commodity Chemicals 1.0%
77,767	Valvoline, Inc.	2,899,931

	Consumer Finance 0.8%
25,479	Bajaj Finance Ltd.	2,388,342

	Data Processing & Outsourced Services 1.3%
18,609	Euronet Worldwide, Inc.*	2,217,634
10,800	GMO Payment Gateway, Inc.	1,344,888

		3,562,522

	Diversified Real Estate Activities 1.3%
154,920	PATRIZIA AG	3,615,715

	Diversified Support Services 1.0%
18,082	Copart, Inc.*	2,741,593

	Drug Retail 0.9%
42,500	Sugi Holdings Co. Ltd.	2,574,971

	Electrical Components & Equipment 2.5%
126,896	Voltronic Power Technology Corp.	7,079,271

	Financial Exchanges & Data 1.6%
196,024	Open Lending Corp., Class A*	4,406,620

	General Merchandise Stores 1.8%
99,412	Ollie’s Bargain Outlet Holdings, Inc.*	5,088,900

	Health Care Facilities 2.6%
86,999	Ensign Group, Inc.	7,304,436

	Health Care Services 1.0%
56,573	Dr. Lal PathLabs Ltd.	2,904,159

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value

	Health Care Supplies 1.9%
85,400	Menicon Co. Ltd.	$2,526,114
65,145	Silk Road Medical, Inc.*	2,775,829

		5,301,943

	Health Care Technology 2.6%
98,155	JMDC, Inc.*	7,307,425

	Home Improvement Retail 0.8%
16,641	Floor & Decor Holdings, Inc., Class A*	2,163,496

	Homebuilding 1.6%
29,901	LGI Homes, Inc.*	4,619,107

	Human Resource & Employment Services 1.9%
136,100	SMS Co. Ltd.	5,352,249

	Industrial Machinery 8.1%
93,242	Altra Industrial Motion Corp.	4,808,490
29,139	Helios Technologies, Inc.	3,064,549
65,457	Kornit Digital Ltd.*	9,965,828
59,400	MISUMI Group, Inc.	2,440,269
12,482	RBC Bearings, Inc.*	2,520,990

		22,800,126

	Interactive Media & Services 1.7%
196,288	ZipRecruiter, Inc., Class A*	4,895,423

	Internet & Direct Marketing Retail 0.7%
1,451	MercadoLibre, Inc.*	1,956,528

	IT Consulting & Other Services 8.1%
19,508	Endava PLC, ADR*	3,275,783
23,393	Globant SA*	7,347,508
188,916	Mindtree Ltd.	12,135,145

		22,758,436

	Life Sciences Tools & Services 1.5%
19,051	Medpace Holdings, Inc.*	4,146,260

	Managed Health Care 0.7%
42,290	HealthEquity, Inc.*	1,870,910

	Packaged Foods & Meats 1.4%
40,489	Freshpet, Inc.*	3,857,387

	Pharmaceuticals 1.7%
46,314	Esperion Therapeutics, Inc.*	231,570
88,450	Intra-Cellular Therapies, Inc.*	4,629,473

		4,861,043

	Property & Casualty Insurance 0.9%
136,141	ICICI Lombard General Insurance Co. Ltd.	2,564,194

	Regional Banks 4.1%
364,704	AU Small Finance Bank Ltd.*	5,098,256
52,870	Bank OZK	2,460,041
68,168	Eagle Bancorp, Inc.	3,976,921

		11,535,218

	Research & Consulting Services 6.8%
17,500	BayCurrent Consulting, Inc.	6,745,039
140,647	L&T Technology Services Ltd.	10,595,119
70,000	Nihon M&A Center Holdings, Inc.	1,717,040

		19,057,198

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value

	Restaurants 0.7%
23,051	Domino’s Pizza Enterprises Ltd.	$1,979,452

	Semiconductor Equipment 1.7%
33,591	Nova Ltd.*	4,921,082

	Semiconductors 10.2%
61,000	ASPEED Technology, Inc.	7,865,572
30,344	Melexis NV	3,620,487
10,112	Monolithic Power Systems, Inc.	4,988,553
67,000	Silergy Corp.	12,126,750

		28,601,362

	Soft Drinks 1.3%
99,509	Fevertree Drinks PLC	3,643,375

	Specialty Stores 1.1%
14,926	Five Below, Inc.*	3,088,040

	Systems Software 2.8%
26,550	CyberArk Software Ltd.*	4,600,584
27,675	Rapid7, Inc.*	3,257,071

		7,857,655

	Thrifts & Mortgage Finance 1.8%
145,478	Aavas Financiers Ltd.*	5,088,310

	Trading Companies & Distributors 3.1%
87,767	Diploma PLC	4,008,211
211,521	Electrocomponents PLC	3,452,829
75,400	MonotaRO Co. Ltd.	1,356,144

		8,817,184

	Total Common Stocks (cost $160,128,645)	281,230,819

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.0%

	Repurchase Agreement 2.0%
$5,521,054	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $5,654,500 of United States Treasury Notes 1.375% due 12/31/28; value: $5,631,531; repurchase proceeds: $5,521,054 (cost $5,521,054)	$5,521,054

	Total Short-Term Investments (cost $5,521,054)	5,521,054

	Total Investments (cost $165,649,699) 101.9%§	286,751,873

	Liabilities less Other Assets (1.9%)	(5,407,947)

	NET ASSETS 100.0%	$281,343,926

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 22.66%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2021, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.7
Belgium	1.3
Germany	1.3
India	14.5
Israel	6.9
Japan	13.1
Taiwan	9.6
United Kingdom	6.9
United States	44.7

Total	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.9%

	Application Software 8.9%
11,653	Dassault Systemes SE	$693,994
2,685	Five9, Inc.*	368,704
589	HubSpot, Inc.*	388,239
3,165	Xero Ltd.*	325,693

		1,776,630

	Biotechnology 3.0%
25,080	Abcam PLC*	588,302

	Building Products 3.6%
23,240	Assa Abloy AB, Class B	708,378

	Consumer Finance 4.2%
8,967	Bajaj Finance Ltd.	840,546

	Data Processing & Outsourced Services 5.6%
10,840	Amadeus IT Group SA*	733,480
2,357	Block, Inc.*	380,679

		1,114,159

	Distributors 3.8%
1,326	Pool Corp.	750,516

	Diversified Banks 4.7%
26,817	HDFC Bank Ltd.	534,279
4,799	TCS Group Holding PLC, GDR	404,652

		938,931

	Diversified Support Services 4.2%
5,494	Copart, Inc.*	833,000

	Drug Retail 1.7%
3,600	Tsuruha Holdings, Inc.	345,667

	Electronic Components 4.5%
10,144	Amphenol Corp., Class A	887,194

	Financial Exchanges & Data 6.7%
1,157	MarketAxess Holdings, Inc.	475,840
2,476	Morningstar, Inc.	846,767

		1,322,607

	Health Care Equipment 2.4%
2,539	DiaSorin SpA	483,035

	Health Care Supplies 2.6%
2,903	Coloplast A/S, Class B	511,146

	Health Care Technology 2.4%
6,300	JMDC, Inc.*	469,021

	Industrial Conglomerates 3.4%
1,362	Roper Technologies, Inc.	669,913

	Industrial Machinery 3.1%
15,100	MISUMI Group, Inc.	620,338

	Interactive Home Entertainment 2.0%
1,783	Sea Ltd., ADR*	398,875

	Internet & Direct Marketing Retail 2.4%
352	MercadoLibre, Inc.*	474,637

	IT Consulting & Other Services 5.1%
1,706	Globant SA*	535,838

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
4,730	Larsen & Toubro Infotech Ltd.	$466,728

		1,002,566

	Life Sciences Tools & Services 4.1%
2,655	ICON PLC*	822,254

	Managed Health Care 1.8%
8,160	HealthEquity, Inc.*	360,998

	Regional Banks 3.8%
16,277	Bank OZK	757,369

	Research & Consulting Services 2.7%
1,403	BayCurrent Consulting, Inc.	540,760

	Semiconductors 5.0%
907	Monolithic Power Systems, Inc.	447,450
3,000	Silergy Corp.	542,989

		990,439

	Specialty Stores 2.9%
2,770	Five Below, Inc.*	573,085

	Trucking 5.3%
9,144	Lyft, Inc., Class A*	390,723
1,871	Old Dominion Freight Line, Inc.	670,529

		1,061,252

	Total Common Stocks (cost $15,881,014)	19,841,618

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.6%

	Repurchase Agreement 0.6%
$122,003	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $125,000 of United States Treasury Notes 1.375% due 12/31/28; value: $124,492; repurchase proceeds: $122,003 (cost $122,003)	$122,003

	Total Short-Term Investments (cost $122,003)	122,003

	Total Investments (cost $16,003,017) 100.5%§	19,963,621
	Liabilities less Other Assets (0.5%)	(99,693)

	NET ASSETS 100.0%	$19,863,928

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 24.94%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2021, Wasatch Global Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.6
Denmark	2.6
France	3.5
India	9.3
Ireland	4.1
Italy	2.4
Japan	10.0
Russia	2.0
Singapore	2.0
Spain	3.7
Sweden	3.6
Taiwan	2.7
United Kingdom	3.0
United States	49.5

Total	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.5%

	Aerospace & Defense 1.8%
325,000	BAE Systems PLC	$2,418,591

	Airlines 2.2%
155,000	Japan Airlines Co. Ltd.*	2,942,412

	Automobile Manufacturers 2.4%
55,000	General Motors Co.*	3,224,650

	Casinos & Gaming 2.1%
140,000	Kangwon Land, Inc.*	2,827,954

	Communications Equipment 2.5%
44,000	Ciena Corp.*	3,386,680

	Construction Materials 1.6%
33,000	HeidelbergCement AG	2,233,342

	Diversified Banks 12.8%
64,000	Citigroup, Inc.	3,864,960
300,000	ING Groep NV, ADR	4,176,000
31,000	JPMorgan Chase & Co.	4,908,850
220,000	United Overseas Bank Ltd.	4,391,511

		17,341,321

	Diversified Metals & Mining 2.9%
95,000	Anglo American PLC	3,878,191

	Electric Utilities 5.5%
38,000	Duke Energy Corp.	3,986,200
59,000	Exelon Corp.	3,407,840

		7,394,040

	Electrical Components & Equipment 2.8%
22,000	Eaton Corp. PLC	3,802,040

	Electronic Manufacturing Services 2.1%
750,000	Hon Hai Precision Industry Co. Ltd.	2,812,604

	Food Retail 2.7%
84,000	Seven & i Holdings Co. Ltd.	3,694,991

	Health Care Equipment 2.1%
160,000	Smith & Nephew PLC	2,801,307

	Health Care Services 2.8%
16,500	Cigna Corp.	3,788,895

	Homebuilding 4.0%
59,000	Bellway PLC	2,664,111
48,000	PulteGroup, Inc.	2,743,680

		5,407,791

	Industrial REITs 2.5%
1,650,000	Mapletree Industrial Trust	3,318,121

	Integrated Oil & Gas 6.8%
173,000	Suncor Energy, Inc.	4,328,590
95,000	TotalEnergies SE	4,827,068

		9,155,658

	Integrated Telecommunication Services 4.7%
295,000	Telekom Austria AG*	2,565,030

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
73,000	Verizon Communications, Inc.	$3,793,080

		6,358,110

	Multi-Line Insurance 2.7%
124,000	AXA SA	3,696,640

	Office REITs 2.3%
170,000	Piedmont Office Realty Trust, Inc., Class A	3,124,600

	Oil & Gas Equipment & Services 1.1%
110,000	NOV, Inc.	1,490,500

	Oil & Gas Exploration & Production 2.8%
43,000	EOG Resources, Inc.	3,819,690

	Pharmaceuticals 7.2%
54,000	Bristol-Myers Squibb Co.	3,366,900
37,500	Johnson & Johnson	6,415,125

		9,782,025

	Property & Casualty Insurance 3.0%
74,000	Axis Capital Holdings Ltd.	4,030,780

	Railroads 3.7%
20,000	Union Pacific Corp.	5,038,600

	Regional Banks 3.1%
90,000	Bank OZK	4,187,700

	Reinsurance 3.7%
17,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,018,547

	Retail REITs 2.0%
111,000	Kimco Realty Corp.	2,736,150

	Tobacco 2.6%
52,000	KT&G Corp.	3,454,767

	Total Common Stocks (cost $105,282,605)	133,166,697

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$1,540,622	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $1,577,900 of United States Treasury Notes 1.375% due 12/31/28; value: $1,571,491; repurchase proceeds: $1,540,622 (cost $1,540,622)	$1,540,622

	Total Short-Term Investments (cost $1,540,622)	1,540,622

	Total Investments (cost $106,823,227) 99.6%§	134,707,319
	Other Assets less Liabilities 0.4%	600,381

	NET ASSETS 100.0%	$135,307,700

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 18.88%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2021, Wasatch Global Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Austria	1.9
Canada	3.3
France	6.4
Germany	5.5
Japan	5.0
Netherlands	3.1
Singapore	5.8
South Korea	4.7
Taiwan	2.1
United Kingdom	8.8
United States	53.4

Total	100.0%

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.6%

	Apparel, Accessories & Luxury Goods 2.2%
12,400	Shenzhou International Group Holdings Ltd.	$238,377

	Application Software 1.3%
14,500	Glodon Co. Ltd., Class A	145,561

	Commodity Chemicals 2.5%
12,740	Skshu Paint Co. Ltd., Class A	278,154

	Distillers & Vintners 4.6%
900	Kweichow Moutai Co. Ltd., Class A	289,487
6,000	Wuliangye Yibin Co. Ltd., Class A	209,616

		499,103

	Diversified Banks 3.2%
45,500	China Merchants Bank Co. Ltd., Class H	353,319

	Drug Retail 2.4%
30,570	Yifeng Pharmacy Chain Co. Ltd., Class A	264,337

	Electrical Components & Equipment 0.8%
1,000	Contemporary Amperex Technology Co. Ltd., Class A	92,259

	Health Care Equipment 4.5%
8,300	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	495,915

	Health Care Supplies 0.3%
9,300	Shanghai Kindly Medical Instruments Co. Ltd., Class H	27,432

	Hotels, Resorts & Cruise Lines 2.4%
69,300	Huazhu Group Ltd.*	259,068

	Industrial Machinery 6.1%
33,278	Techtronic Industries Co. Ltd.	662,355

	Interactive Media & Services 2.6%
4,900	Tencent Holdings Ltd.	287,054

	Internet & Direct Marketing Retail 4.9%
15,900	Alibaba Group Holding Ltd.*	242,449
10,300	Meituan, Class B*	297,737

		540,186

	Life & Health Insurance 5.9%
42,800	AIA Group Ltd.	431,428
29,500	Ping An Insurance Group Co. of China Ltd., Class H	212,429

		643,857

	Life Sciences Tools & Services 10.2%
20,600	Hangzhou Tigermed Consulting Co. Ltd., Class A	413,077
59,187	Wuxi Biologics Cayman, Inc.*	702,497

		1,115,574

	Packaged Foods & Meats 5.4%
45,000	Chongqing Fuling Zhacai Group Co. Ltd., Class A	266,893
19,460	Foshan Haitian Flavouring & Food Co. Ltd., Class A	320,936

		587,829

	Personal Products 4.6%
10,658	Proya Cosmetics Co. Ltd., Class A	348,352
5,200	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	156,881

		505,233

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 1.6%
21,520	Jiangsu Hengrui Medicine Co. Ltd., Class A	$171,225

	Semiconductors 19.0%
8,700	SG Micro Corp., Class A	421,803
6,000	Silergy Corp.	1,085,978
54,024	Sino Wealth Electronic Ltd., Class A	575,557

		2,083,338

	Specialized Finance 8.5%
97,800	Chailease Holding Co. Ltd.	930,256

	Specialty Stores 2.3%
7,400	China Tourism Group Duty Free Corp. Ltd., Class A	254,754

	Systems Software 3.3%
31,300	Hangzhou Dptech Technologies Co. Ltd., Class A	202,582
5,300	Sangfor Technologies, Inc., Class A	158,833

		361,415

	Total Common Stocks (cost $11,020,868)	10,796,601

	Total Investments (cost $11,020,868) 98.6%§	10,796,601
	Other Assets less Liabilities 1.4%	155,311

	NET ASSETS 100.0%	$10,951,912

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 18.41%. See Notes to Schedules of Investments.

At December 31, 2021, Wasatch Greater China Fund’s investments, were in the following countries:

COUNTRY	%
China	71.2
Hong Kong	10.1
Taiwan	18.7

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.9%

	Aerospace & Defense 1.5%
747,715	CAE, Inc.*	$18,862,078

	Airport Services 1.4%
2,509,160	Grupo Aeroportuario del Centro Norte SAB de CV	16,862,124

	Apparel, Accessories & Luxury Goods 1.5%
498,257	Canada Goose Holdings, Inc.*	18,465,780

	Application Software 7.8%
346,520	Descartes Systems Group, Inc.*	28,659,570
107,875	Freee KK*	5,930,976
126,214	Kinaxis, Inc.*	17,693,607
478,600	Rakus Co. Ltd.	12,843,610
3,763,100	Systena Corp.	14,042,969
1,833,926	Technology One Ltd.	17,092,035

		96,262,767

	Asset Management & Custody Banks 1.7%
1,030,713	Netwealth Group Ltd.	13,265,646
411,700	WealthNavi, Inc.*	7,306,483

		20,572,129

	Biotechnology 2.6%
1,355,074	Abcam PLC*	31,785,999

	Brewers 1.2%
131,953	Royal Unibrew A/S	14,842,451

	Commodity Chemicals 0.8%
948,077	Berger Paints India Ltd.	9,849,915

	Construction & Engineering 0.9%
1,740,546	Johns Lyng Group Ltd.	11,561,631

	Data Processing & Outsourced Services 0.9%
93,000	GMO Payment Gateway, Inc.	11,580,977

	Diversified Real Estate Activities 1.3%
704,248	PATRIZIA AG	16,436,615

	Diversified Support Services 0.8%
63,148	Boyd Group Services, Inc.	9,965,298

	Drug Retail 2.9%
222,095	Ain Holdings, Inc.	11,070,330
353,157	Clicks Group Ltd.	6,992,885
1,199,200	Raia Drogasil SA	5,220,968
217,100	Sugi Holdings Co. Ltd.	13,153,559

		36,437,742

	Electrical Components & Equipment 2.4%
539,485	Voltronic Power Technology Corp.	30,096,776

	Electronic Equipment & Instruments 2.2%
624,827	Halma PLC	27,063,506

	General Merchandise Stores 0.6%
881,864	B&M European Value Retail SA	7,567,722

	Health Care Equipment 1.7%
113,780	DiaSorin SpA	21,646,189

	Health Care Services 1.4%
337,026	Dr. Lal PathLabs Ltd.	17,301,136

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 1.2%
492,728	Menicon Co. Ltd.	$14,574,792

	Health Care Technology 4.4%
557,427	JMDC, Inc.*	41,499,223
187,000	MedPeer, Inc.*	5,822,168
155,764	Pro Medicus Ltd.	7,076,081

		54,397,472

	Human Resource & Employment Services 5.0%
202,111	Benefit One, Inc.	8,683,604
277,221	HeadHunter Group PLC, ADR	14,163,221
536,136	SMS Co. Ltd.	21,084,008
320,600	TechnoPro Holdings, Inc.	9,718,426
223,800	UT Group Co. Ltd.	8,405,383

		62,054,642

	Industrial Machinery 1.2%
360,515	MISUMI Group, Inc.	14,810,667

	Insurance Brokers 0.9%
3,970,530	TQM Corp. Public Co. Ltd.	11,529,454

	Interactive Home Entertainment 0.4%
967,334	Kahoot! ASA*	5,060,925

	Interactive Media & Services 3.7%
153,325	Info Edge India Ltd.	11,474,368
505,700	Kakaku.com, Inc.	13,519,010
1,915,244	Rightmove PLC	20,609,409

		45,602,787

	Investment Banking & Brokerage 0.9%
2,102,243	AJ Bell PLC	10,795,793

	IT Consulting & Other Services 10.4%
155,796	Endava PLC, ADR*	26,161,264
56,294	Globant SA*	17,681,382
395,273	Larsen & Toubro Infotech Ltd.	39,003,190
155,705	Reply SpA	31,624,881
623,589	Softcat PLC	15,226,822

		129,697,539

	Life Sciences Tools & Services 1.5%
123,376	PolyPeptide Group AG*	18,476,289

	Movies & Entertainment 1.7%
286,059	CTS Eventim AG & Co. KGaA*	20,908,888

	Pharmaceuticals 1.0%
636,600	JCR Pharmaceuticals Co. Ltd.	12,330,800

	Property & Casualty Insurance 1.6%
632,697	ICICI Lombard General Insurance Co. Ltd.	11,916,746
1,656,605	Qualitas Controladora SAB de CV	8,386,788

		20,303,534

	Publishing 1.6%
385,333	Future PLC	19,976,034

	Regional Banks 2.5%
1,128,332	AU Small Finance Bank Ltd.*	15,773,135
535,199	Canadian Western Bank	15,358,491

		31,131,626

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 3.3%
69,100	BayCurrent Consulting, Inc.	$26,633,269
497,488	NICE Information Service Co. Ltd. *	7,522,260
262,056	Nihon M&A Center Holdings, Inc.	6,428,008

		40,583,537

	Restaurants 1.6%
111,136	Domino’s Pizza Enterprises Ltd.	9,543,551
1,679,383	Domino’s Pizza Group PLC	10,429,115

		19,972,666

	Semiconductors 7.6%
127,000	ASPEED Technology, Inc.	16,375,864
120,591	LEENO Industrial, Inc.*	20,082,357
182,567	Melexis NV	21,782,938
198,249	Silergy Corp.	35,882,327

		94,123,486

	Soft Drinks 1.5%
511,902	Fevertree Drinks PLC	18,742,537

	Specialty Stores 0.3%
1,288,900	Pet Center Comercio e Participacoes SA	3,773,315

	Systems Software 1.5%
111,067	CyberArk Software Ltd.*	19,245,690

	Thrifts & Mortgage Finance 1.9%
319,289	Equitable Group, Inc.	17,393,735
808,128	OSB Group PLC	6,065,352

		23,459,087

	Trading Companies & Distributors 8.6%
617,357	Diploma PLC	28,193,938
1,868,464	Electrocomponents PLC	30,500,456
1,445,977	Howden Joinery Group PLC	17,638,305
94,800	IMCD NV	21,013,925
555,048	MonotaRO Co. Ltd.	9,983,089

		107,329,713

	Total Common Stocks (cost $683,497,396)	1,216,042,108

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.6%

	Repurchase Agreement 2.6%
$31,693,890	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $32,459,700 of United States Treasury Notes 1.375% due 12/31/28; value: $32,327,849; repurchase proceeds: $31,693,890 (cost $31,693,890)	$31,693,890

	Total Short-Term Investments (cost $31,693,890)	31,693,890

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Total Investments (cost $715,191,286) 100.5%§	$1,247,735,998
Liabilities less Other Assets (0.5%)	(6,683,238)

NET ASSETS 100.0%	$1,241,052,760

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 40.36%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2021, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	4.8
Belgium	1.8
Brazil	0.7
Canada	10.4
Denmark	1.2
Germany	3.1
India	8.7
Israel	1.6
Italy	4.4
Japan	22.1
Mexico	2.1
Netherlands	1.7
Norway	0.4
Russia	1.2
South Africa	0.6
South Korea	2.3
Switzerland	1.5
Taiwan	6.8
Thailand	0.9
United Kingdom	22.3
United States	1.4

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Advertising 5.7%
255,800	Direct Marketing MiX, Inc.	$3,704,721
339,400	ValueCommerce Co. Ltd.	13,206,893
1,186,669	YouGov PLC	25,699,452

		42,611,066

	Alternative Carriers 1.0%
736,163	Chief Telecom, Inc.	7,431,449

	Application Software 17.2%
58,192	Atoss Software AG	14,356,823
1,296,625	Bytes Technology Group PLC	9,959,890
58,863	cBrain A/S	2,538,845
129,100	Cybozu, Inc.	2,053,086
3,701,669	dotdigital group PLC	9,910,559
952,862	Elmo Software Ltd.*	3,133,512
66,735	Esker SA	27,465,965
164,319	Fortnox AB	10,581,353
125,000	Freee KK*	6,872,510
77,328	Mensch und Maschine Software SE	5,831,676
465,032	Rakus Co. Ltd.	12,479,502
2,543,600	Systena Corp.	9,492,093
225,735	Vitec Software Group AB, Class B	13,912,350

		128,588,164

	Asset Management & Custody Banks 3.9%
1,335,203	JTC PLC	16,554,538
9,654,619	VEF AB*	6,464,050
329,600	WealthNavi, Inc.*	5,849,445

		28,868,033

	Brewers 0.6%
40,486	Royal Unibrew A/S	4,553,981

	Commodity Chemicals 2.2%
826,601	Berger Paints India Ltd.	8,587,857
124,447	Gulf Oil Lubricants India Ltd.	756,620
242,951	Supreme Industries Ltd.	7,288,303

		16,632,780

	Construction & Engineering 1.4%
1,631,866	Johns Lyng Group Ltd.	10,839,721

	Consumer Finance 1.5%
224,976	Gruppo MutuiOnline SpA	11,326,882

	Data Processing & Outsourced Services 1.0%
9,512,876	Fawry for Banking & Payment Technology Services SAE*	7,761,656

	Department Stores 0.8%
389,245	Poya International Co. Ltd.	5,964,750

	Diversified Banks 0.9%
3,850,355	City Union Bank Ltd.	6,987,400

	Diversified Support Services 3.7%
645,700	Japan Elevator Service Holdings Co. Ltd.	12,061,700
5,834,195	Johnson Service Group PLC*	11,655,787
624,162	Prestige International, Inc.	3,628,844

		27,346,331

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Drug Retail 0.2%
93,869	Medplus Health Services Ltd.*	$1,303,055

	Electrical Components & Equipment 5.3%
1,033,819	DiscoverIE Group PLC	14,357,081
326,471	Voltronic Power Technology Corp.	18,213,156
1,009,003	Zaptec AS*	6,864,933

		39,435,170

	Electronic Components 0.8%
495,863	M3 Technology, Inc.	5,964,954

	Electronic Equipment & Instruments 1.5%
3,102,161	Nayax Ltd.*	11,168,727

	Food Retail 1.3%
67,164	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,039,316
4,289,100	Sheng Siong Group Ltd.	4,646,843

		9,686,159

	Health Care Equipment 1.0%
171,785	Medistim ASA	7,140,955

	Health Care Services 4.8%
243,105	Dr. Lal PathLabs Ltd.	12,479,728
498,469	Metropolis Healthcare Ltd.	23,080,519

		35,560,247

	Health Care Supplies 0.1%
389,437	Shanghai Kindly Medical Instruments Co. Ltd., Class H	1,148,701

	Health Care Technology 3.8%
72,600	MedPeer, Inc.*	2,260,371
170,558	Nexus AG	13,895,323
261,159	Pro Medicus Ltd.	11,863,989

		28,019,683

	Human Resource & Employment Services 4.4%
338,225	HeadHunter Group PLC, ADR	17,279,915
171,262	SMS Co. Ltd.	6,735,025
229,300	UT Group Co. Ltd.	8,611,950

		32,626,890

	Insurance Brokers 1.2%
3,120,686	TQM Corp. Public Co. Ltd.	9,061,713

	Interactive Media & Services 0.9%
66,823	Atrae, Inc.*	1,408,753
1,463,984	Baltic Classifieds Group PLC*	5,013,386

		6,422,139

	Internet & Direct Marketing Retail 0.5%
77,300	Temairazu, Inc.	3,439,446

	Internet Services & Infrastructure 0.6%
268,180	Hennge KK*	4,496,279

	Investment Banking & Brokerage 1.4%
228,200	Strike Co. Ltd.	10,146,627

	IT Consulting & Other Services 5.7%
20,233	Adesso SE	4,794,799
93,528	Aubay	6,665,748
617,084	Avant Corp.	6,441,323
152,200	Comture Corp.	4,766,184

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
379,364	FDM Group Holdings PLC	$6,531,569
1,123,438	Kin & Carta PLC*	4,425,032
96,433	KNOW IT AB	4,007,281
318,800	SERAKU Co. Ltd.	4,685,198

		42,317,134

	Personal Products 0.8%
588,400	Sarantis SA	5,962,049

	Property & Casualty Insurance 1.9%
2,826,267	Qualitas Controladora SAB de CV	14,308,361

	Publishing 2.8%
409,120	Future PLC	21,209,175

	Research & Consulting Services 6.7%
8,491,400	CTOS Digital Bhd	3,689,255
378,667	Funai Soken Holdings, Inc.	8,614,929
63,600	IR Japan Holdings Ltd.	3,793,434
75,400	Makuake, Inc.*	2,837,839
521,089	NICE Information Service Co. Ltd.*	7,879,118
829,400	SIGMAXYZ Holdings, Inc.	18,858,566
342,933	Talenom Oyj	4,568,020

		50,241,161

	Restaurants 0.0%
630,045	Patisserie Holdings PLC* *** §§	8,528

	Semiconductors 3.5%
79,873	Elmos Semiconductor SE	5,301,276
124,531	LEENO Industrial, Inc.*	20,738,496

		26,039,772

	Specialized Finance 1.0%
364,500	eGuarantee, Inc.	7,333,832

	Specialty Stores 0.8%
160,543	Musti Group Oyj *	5,683,218

	Systems Software 2.5%
102,209	Digital Value SpA*	13,260,917
1,475,035	Ideagen plc	5,490,467

		18,751,384

	Thrifts & Mortgage Finance 5.4%
507,914	Aavas Financiers Ltd.*	17,765,048
206,794	Equitable Group, Inc.	11,265,405
576,376	Mortgage Advice Bureau Holdings Ltd.	11,312,229

		40,342,682

	Total Common Stocks (cost $437,622,494)	736,730,254

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.5%

	Repurchase Agreement 1.5%
$10,939,858	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $11,204,200 of United States Treasury Notes 1.375% due 12/31/28; value: $11,158,689; repurchase proceeds: $10,939,858 (cost $10,939,858)	$10,939,858

	Total Short-Term Investments (cost $10,939,858)	10,939,858

	Total Investments (cost $448,562,352) 100.3%§	747,670,112
	Liabilities less Other Assets (0.3%)	(2,051,175)

	NET ASSETS 100.0%	$745,618,937

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 50.16%.

§§The aggregate value of illiquid holdings at December 31, 2021, amounts to approximately $8,528 and represented 0.00% of net assets.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2021, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	3.5
Canada	1.5
China	0.2
Denmark	1.0
Egypt	1.1
Finland	1.4
France	4.6
Germany	6.0
Greece	0.8
India	10.6
Israel	2.2
Italy	3.3
Japan	22.2
Malaysia	0.5
Mexico	1.9
Norway	1.9
Russia	2.4
Singapore	0.6
South Korea	3.9
Sweden	4.8
Taiwan	5.1
Thailand	1.2
United Kingdom	19.3

Total	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.2%

	Aerospace & Defense 3.4%
12,941	CAE, Inc.*	$326,453

	Apparel, Accessories & Luxury Goods 3.8%
206	Hermes International	360,240

	Application Software 8.5%
8,052	Dassault Systemes SE	479,536
3,168	Xero Ltd.*	326,002

		805,538

	Asset Management & Custody Banks 5.0%
287	Partners Group Holding AG	473,782

	Biotechnology 3.8%
15,135	Abcam PLC*	355,022

	Building Products 4.9%
15,235	Assa Abloy AB, Class B	464,378

	Data Processing & Outsourced Services 10.9%
115	Adyen NV*	302,639
8,401	Amadeus IT Group SA*	568,447
2,819	Worldline SA*	157,294

		1,028,380

	Drug Retail 2.2%
2,200	Tsuruha Holdings, Inc.	211,241

	Electronic Equipment & Instruments 4.5%
9,826	Halma PLC	425,599

	Health Care Equipment 3.0%
1,490	DiaSorin SpA	283,467

	Health Care Supplies 3.2%
1,716	Coloplast A/S, Class B	302,145

	Health Care Technology 7.5%
7,401	JMDC, Inc.*	550,989
3,100	M3, Inc.	156,306

		707,295

	Industrial Machinery 9.4%
12,700	MISUMI Group, Inc.	521,741
361	Rational AG	369,218

		890,959

	Interactive Media & Services 8.6%
8,600	Kakaku.com, Inc.	229,906
2,502	REA Group Ltd.	305,160
3,991	Scout24 SE	278,677

		813,743

	IT Consulting & Other Services 3.0%
1,500	Obic Co. Ltd.	280,724

	Life Sciences Tools & Services 9.3%
1,625	ICON PLC*	503,262
692	Sartorius Stedim Biotech	380,055

		883,317

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Real Estate Services 3.9%
1,897	FirstService Corp.	$372,816

	Research & Consulting Services 5.3%
1,300	BayCurrent Consulting, Inc.	501,060

	Total Common Stocks (cost $7,706,453)	9,486,159

	Total Investments (cost $7,706,453) 100.2%§	9,486,159
	Liabilities less Other Assets (0.2%)	(17,385)

	NET ASSETS 100.0%	$9,468,774

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 54.83%. See Notes to Schedules of Investments.

At December 31, 2021, Wasatch International Select Fund’s investments, were in the following countries:

COUNTRY	%
Australia	6.7
Canada	7.4
Denmark	3.2
France	14.5
Germany	6.8
Ireland	5.3
Italy	3.0
Japan	25.8
Netherlands	3.2
Spain	6.0
Sweden	4.9
Switzerland	5.0
United Kingdom	8.2

Total	100.0%

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 118.2%

	Agricultural & Farm Machinery 2.1%
19,187	Hydrofarm Holdings Group, Inc.*	$542,800

	Application Software 9.5%
2,862	DocuSign, Inc.*	435,911
4,374	Five9, Inc.*	600,638
3,653	Guidewire Software, Inc.*	414,725
754	HubSpot, Inc.*	496,999
2,048	Paylocity Holding Corp.*	483,656

		2,431,929

	Asset Management & Custody Banks 2.0%
5,443	Cohen & Steers, Inc.	503,532

	Auto Parts & Equipment 1.5%
7,222	Standard Motor Products, Inc.	378,361

	Building Products 1.8%
5,830	AAON, Inc.	463,077

	Casinos & Gaming 1.8%
16,636	NEOGAMES SA*	462,148

	Commercial Printing 0.8%
2,904	Cimpress PLC*	207,956

	Commodity Chemicals 2.1%
14,015	Valvoline, Inc.	522,619

	Construction Machinery & Heavy Trucks 1.3%
2,163	Alamo Group, Inc.	318,350

	Distributors 2.4%
1,091	Pool Corp.	617,506

	Education Services 1.9%
5,783	Grand Canyon Education, Inc.*	495,661

	Electronic Equipment & Instruments 5.9%
5,961	Cognex Corp.	463,527
5,942	Novanta, Inc.*	1,047,753

		1,511,280

	Electronic Manufacturing Services 4.8%
5,789	Fabrinet*	685,823
12,738	Sanmina Corp.*	528,117

		1,213,940

	Environmental & Facilities Services 2.1%
12,861	ABM Industries, Inc.	525,372

	Financial Exchanges & Data 6.9%
1,780	MarketAxess Holdings, Inc.	732,061
3,040	Morningstar, Inc.	1,039,649

		1,771,710

	Food Distributors 1.4%
10,383	Chefs’ Warehouse, Inc.*	345,754

	General Merchandise Stores 1.7%
8,394	Ollie’s Bargain Outlet Holdings, Inc.*	429,689

	Health Care Facilities 3.5%
5,453	Ensign Group, Inc.	457,834

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
4,563	U.S. Physical Therapy, Inc.	$435,995

		893,829

	Health Care Services 1.8%
4,885	Addus HomeCare Corp.*	456,796

	Health Care Supplies 2.2%
12,501	Neogen Corp.*	567,670

	Home Improvement Retail 2.2%
4,294	Floor & Decor Holdings, Inc., Class A*	558,263

	Homebuilding 2.4%
7,887	Skyline Champion Corp.*	622,915

	Industrial Machinery 3.1%
7,459	Altra Industrial Motion Corp.	384,661
8,744	Barnes Group, Inc.	407,383

		792,044

	Insurance Brokers 2.3%
4,550	Goosehead Insurance, Inc., Class A	591,864

	Interactive Media & Services 1.8%
18,663	ZipRecruiter, Inc., Class A*	465,455

	Investment Banking & Brokerage 1.8%
7,377	Moelis & Co., Class A	461,136

	IT Consulting & Other Services 3.9%
3,170	Globant SA*	995,665

	Leisure Products 2.3%
7,227	YETI Holdings, Inc.*	598,613

	Life Sciences Tools & Services 4.1%
4,825	Medpace Holdings, Inc.*	1,050,113

	Managed Health Care 1.7%
9,970	HealthEquity, Inc.*	441,073

	Oil & Gas Equipment & Services 1.4%
9,483	Cactus, Inc., Class A	361,587

	Oil & Gas Exploration & Production 1.4%
18,934	Magnolia Oil & Gas Corp., Class A	357,285

	Packaged Foods & Meats 2.0%
5,220	Freshpet, Inc.*	497,309

	Paper Products 2.1%
34,316	Resolute Forest Products, Inc.	524,005

	Personal Products 1.6%
9,159	Edgewell Personal Care Co.	418,658

	Pharmaceuticals 2.7%
12,997	Intra-Cellular Therapies, Inc.*	680,263

	Regional Banks 5.7%
20,641	Bank OZK	960,426
3,401	Silvergate Capital Corp., Class A*	504,028

		1,464,454

	Research & Consulting Services 1.9%
4,695	ICF International, Inc.	481,472

	Semiconductors 3.5%
1,829	Monolithic Power Systems, Inc.	902,301

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Chemicals 6.2%
5,295	Balchem Corp.	$892,737
3,784	Innospec, Inc.	341,847
4,794	Minerals Technologies, Inc.	350,681

		1,585,265

	Specialty Stores 2.0%
2,433	Five Below, Inc.*	503,363

	Systems Software 2.4%
3,480	CyberArk Software Ltd.*	603,014

	Trucking 2.2%
13,077	Lyft, Inc., Class A*	558,780

	Total Common Stocks (cost $29,509,834)	30,174,876

	Total Investments, Before Investments Sold Short (cost $29,509,834) 118.2%	30,174,876

	INVESTMENTS SOLD SHORT (43.5%)

	COMMON STOCKS SOLD SHORT (43.5%)

	Advertising (1.0%)
(3,747)	Cardlytics, Inc.*	(247,639)

	Aerospace & Defense (1.0%)
(5,794)	Spirit AeroSystems Holdings, Inc., Class A	(249,663)

	Airlines (0.8%)
(11,823)	Hawaiian Holdings, Inc.*	(217,189)

	Aluminum (1.0%)
(15,341)	Century Aluminum Co.*	(254,047)

	Application Software (6.5%)
(14,535)	8x8, Inc.*	(243,607)
(4,575)	Alteryx, Inc., Class A*	(276,787)
(4,227)	Digital Turbine, Inc.*	(257,805)
(4,048)	Domo, Inc., Class B*	(200,781)
(431)	MicroStrategy, Inc., Class A*	(234,675)
(8,141)	Nutanix, Inc., Class A*	(259,372)
(20,145)	Yext, Inc.*	(199,838)

		(1,672,865)

	Auto Parts & Equipment (1.7%)
(11,252)	Cooper-Standard Holdings, Inc.*	(252,157)
(54,322)	XL Fleet Corp.*	(179,806)

		(431,963)

	Automotive Retail (1.1%)
(21,724)	Shift Technologies, Inc.*	(74,079)
(19,529)	Vroom, Inc.*	(210,718)

		(284,797)

	Communications Equipment (1.9%)
(30,489)	Infinera Corp.*	(292,390)
(6,506)	Plantronics, Inc.*	(190,886)

		(483,276)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Consumer Finance (1.4%)
(5,712)	LendingClub Corp.*	$(138,116)
(1,721)	LendingTree, Inc.*	(210,995)

		(349,111)

	Education Services (0.8%)
(10,389)	2U, Inc.*	(208,507)

	Electrical Components & Equipment (1.8%)
(7,845)	Plug Power, Inc.*	(221,464)
(6,932)	Sunrun, Inc.*	(237,768)

		(459,232)

	Electronic Equipment & Instruments (1.9%)
(6,292)	908 Devices, Inc.*	(162,774)
(29,750)	Arlo Technologies, Inc.*	(312,078)

		(474,852)

	Health Care Equipment (0.7%)
(16,488)	Alphatec Holdings, Inc.*	(188,458)

	Health Care Services (1.2%)
(7,828)	Accolade, Inc.*	(206,346)
(16,172)	Ontrak, Inc.*	(101,722)

		(308,068)

	Health Care Supplies (0.8%)
(6,704)	Pulmonx Corp.*	(214,997)

	Heavy Electrical Equipment (0.7%)
(8,105)	Bloom Energy Corp., Class A*	(177,743)

	Hotel & Resort REITs (0.8%)
(10,580)	Park Hotels & Resorts, Inc.*	(199,750)

	Hotels, Resorts & Cruise Lines (1.9%)
(2,109)	Hyatt Hotels Corp., Class A*	(202,253)
(17,961)	Lindblad Expeditions Holdings, Inc.*	(280,192)

		(482,445)

	Insurance Brokers (1.0%)
(9,683)	eHealth, Inc.*	(246,917)

	Interactive Media & Services (0.6%)
(15,488)	Angi, Inc.*	(142,644)

	Internet & Direct Marketing Retail (2.5%)
(8,129)	Farfetch Ltd., Class A*	(271,752)
(1,705)	Fiverr International Ltd.*	(193,859)
(15,168)	RealReal, Inc.*	(176,100)

		(641,711)

	Internet Services & Infrastructure (0.7%)
(6,483)	Switch, Inc., Class A	(185,673)

	Leisure Products (0.8%)
(37,242)	AMMO, Inc.*	(202,969)

	Mortgage REITs (0.5%)
(12,012)	New Residential Investment Corp.	(128,649)

	Multi-Sector Holdings (0.9%)
(6,254)	Cannae Holdings, Inc.*	(219,828)

	Multi-Utilities (0.9%)
(8,438)	CenterPoint Energy, Inc.	(235,505)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Exploration & Production (0.5%)
(6,657)	Range Resources Corp.*	$(118,694)

	Oil & Gas Refining & Marketing (1.0%)
(15,458)	Par Pacific Holdings, Inc.*	(254,902)

	Oil & Gas Storage & Transportation (1.1%)
(7,943)	Golar LNG Ltd.*	(98,414)
(14,047)	Scorpio Tankers, Inc.	(179,942)

		(278,356)

	Packaged Foods & Meats (0.2%)
(843)	Beyond Meat, Inc.*	(54,930)

	Personal Products (0.9%)
(20,883)	Coty, Inc., Class A*	(219,271)

	Pharmaceuticals (1.3%)
(28,159)	Tilray, Inc.*	(197,958)
(9,828)	Viatris, Inc.	(132,973)

		(330,931)

	Precious Metals & Minerals (0.8%)
(41,336)	Coeur Mining, Inc.*	(208,333)

	Real Estate Development (0.8%)
(2,100)	Howard Hughes Corp.*	(213,738)

	Soft Drinks (0.7%)
(2,241)	Celsius Holdings, Inc.*	(167,111)

	Steel (0.4%)
(4,752)	United States Steel Corp.	(113,145)

	Trading Companies & Distributors (0.9%)
(8,393)	Fortress Transportation and Infrastructure Investors LLC	(242,726)

	Total Investments Sold Short (Proceeds $12,092,107) (43.5%)	(11,110,635)

	Total Investments, Net of Investments Sold Short (cost $17,417,726) 74.7%	19,064,241

	Liabilities less Other Assets 25.3%	6,465,677

	NET ASSETS 100.0%	$25,529,918

	*Non-income producing.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2021, Wasatch Long/Short Alpha Fund investments, excluding Investments sold short, were in the following countries:

COUNTRY	%
Canada	1.8
Israel	3.5
United States	94.7

Total	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.6%

	Advertising 3.0%
902,652	Thryv Holdings, Inc.*	$37,126,077

	Agricultural & Farm Machinery 1.2%
536,203	Hydrofarm Holdings Group, Inc.*	15,169,183

	Apparel, Accessories & Luxury Goods 1.6%
877,427	Superior Group of Cos., Inc.‡‡	19,250,748

	Application Software 2.6%
349,091	Agilysys, Inc.*	15,520,586
441,878	CS Disco, Inc.*	15,797,138

		31,317,724

	Auto Parts & Equipment 5.8%
187,473	Stoneridge, Inc.*	3,700,717
3,362,181	Holley, Inc.*	43,674,731
335,704	XPEL, Inc.*	22,921,869

		70,297,317

	Biotechnology 5.6%
237,295	Atara Biotherapeutics, Inc.*	3,739,769
167,711	C4 Therapeutics, Inc.*	5,400,294
202,981	ChemoCentryx, Inc.*	7,390,538
179,426	Cytokinetics, Inc.*	8,178,237
351,606	Frequency Therapeutics, Inc.*	1,803,739
573,146	Inovio Pharmaceuticals, Inc.*	2,859,999
631,787	MacroGenics, Inc.*	10,140,181
2,518,236	MEI Pharma, Inc.*	6,723,690
264,258	Nkarta, Inc.*	4,056,360
178,870	Nurix Therapeutics, Inc.*	5,178,287
1,253,070	Sangamo Therapeutics, Inc.*	9,398,025
423,422	Silverback Therapeutics, Inc.*	2,819,991

		67,689,110

	Building Products 1.4%
1,389,098	Janus International Group, Inc.*	17,391,507

	Casinos & Gaming 2.6%
489,551	NEOGAMES SA*	13,599,727
565,049	Pollard Banknote Ltd.	17,800,864

		31,400,591

	Construction & Engineering 2.2%
891,025	Construction Partners, Inc., Class A*	26,205,045

	Construction Machinery & Heavy Trucks 1.0%
86,632	Alamo Group, Inc.	12,750,498

	Data Processing & Outsourced Services 1.6%
2,263,604	Cantaloupe, Inc.*	20,100,804

	Distillers & Vintners 4.2%
4,298,243	Vintage Wine Estates, Inc.* ‡‡	50,805,232

	Electrical Components & Equipment 1.8%
598,876	Allied Motion Technologies, Inc.	21,852,985

	Electronic Equipment & Instruments 6.5%
452,406	Identiv, Inc.*	12,730,705
530,583	Napco Security Technologies, Inc.*	26,518,538
948,269	nLight, Inc.*	22,711,043

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
322,398	PAR Technology Corp.*	$17,012,942

		78,973,228

	Environmental & Facilities Services 2.3%
858,813	Heritage-Crystal Clean, Inc.*	27,499,192

	Financial Exchanges & Data 1.1%
611,844	Open Lending Corp., Class A*	13,754,253

	Food Distributors 1.5%
558,180	Chefs’ Warehouse, Inc.*	18,587,394

	Health Care Equipment 2.3%
371,643	CryoLife, Inc.*	7,562,935
591,536	Paragon 28, Inc.*	10,464,272
111,284	Semler Scientific, Inc.*	10,199,178

		28,226,385

	Health Care Facilities 2.6%
807,566	Pennant Group, Inc.*	18,638,623
141,252	U.S. Physical Therapy, Inc.	13,496,629

		32,135,252

	Health Care Services 3.4%
247,811	Addus HomeCare Corp.*	23,172,807
429,529	Castle Biosciences, Inc.*	18,413,908

		41,586,715

	Health Care Supplies 3.0%
306,043	OrthoPediatrics Corp.*	18,319,734
439,726	Silk Road Medical, Inc.*	18,736,725

		37,056,459

	Health Care Technology 1.5%
396,365	Simulations Plus, Inc.	18,748,064

	Home Furnishings 0.9%
864,275	Purple Innovation, Inc.*	11,468,929

	Homebuilding 3.2%
1,110,437	Dream Finders Homes, Inc., Class A*	21,597,999
216,114	Skyline Champion Corp.*	17,068,684

		38,666,683

	Industrial Machinery 7.1%
236,467	Helios Technologies, Inc.	24,869,235
98,000	Kadant, Inc.	22,587,041
254,485	Kornit Digital Ltd.*	38,745,341

		86,201,617

	Interactive Home Entertainment 0.5%
1,214,226	Motorsport Games, Inc., Class A* ‡‡	4,128,368
838,521	Versus Systems, Inc.* ‡‡	1,760,894

		5,889,262

	Internet & Direct Marketing Retail 0.3%
158,526	1-800-Flowers.com, Inc., Class A*	3,704,753

	IT Consulting & Other Services 2.4%
779,860	Grid Dynamics Holdings, Inc.*	29,611,284

	Leisure Products 2.9%
829,442	MasterCraft Boat Holdings, Inc.*	23,498,092

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
775,442	Solo Brands, Inc., Class A*	$12,120,158

		35,618,250

	Oil & Gas Equipment & Services 2.1%
639,542	DMC Global, Inc.*	25,332,259

	Paper Packaging 2.0%
353,388	UFP Technologies, Inc.*	24,829,041

	Pharmaceuticals 3.9%
328,602	Athira Pharma, Inc.*	4,281,684
663,658	Esperion Therapeutics, Inc.*	3,318,290
4,208,221	IM Cannabis Corp.* ‡‡	14,040,881
352,045	Intra-Cellular Therapies, Inc.*	18,426,035
9,786,972	PharmaCielo Ltd.* ‡‡	7,582,302

		47,649,192

	Regional Banks 0.6%
241,860	Esquire Financial Holdings, Inc.*	7,647,613

	Research & Consulting Services 1.6%
184,884	ICF International, Inc.	18,959,854

	Semiconductor Equipment 4.4%
426,414	Camtek Ltd.*	19,632,101
185,342	Nova Ltd.*	27,152,603
236,832	Veeco Instruments, Inc.*	6,742,607

		53,527,311

	Semiconductors 1.4%
192,453	Impinj, Inc.*	17,070,581

	Systems Software 3.0%
146,549	CyberArk Software Ltd.*	25,394,011
95,335	Rapid7, Inc.*	11,219,976

		36,613,987

	Trading Companies & Distributors 3.5%
457,139	Transcat, Inc.* ‡‡	42,253,358

	Total Common Stocks (cost $945,951,015)	1,202,967,737

	WARRANTS 0.1%

	Interactive Home Entertainment 0.1%
192,000	Versus Systems, Inc., expiring, 1/15/2026* *** † ‡‡	176,640
640,000	Versus Systems, Inc., expiring, 1/15/2022* *** † ‡‡	—
448,000	Versus Systems, Inc., expiring, 1/15/2026* ‡‡ §§	436,845

		613,485

	Pharmaceuticals 0.0%
691,416	Esperion Therapeutics, Inc., expiring, 12/7/2023* *** †	193,596
450,000	IM Cannabis Corp., expiring, 05/07/2026* *** † ‡‡	184,500

		378,096

	Total Warrants (cost $940,353)	991,581

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.9%

	Repurchase Agreement 0.9%
$11,244,013	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $11,515,700 of United States Treasury Notes 1.375% due 12/31/28; value: $11,468,923; repurchase proceeds: $11,244,013 (cost $11,244,013)	$11,244,013

	Total Short-Term Investments (cost $11,244,013)	11,244,013

	Total Investments (cost $958,135,381) 99.6%	1,215,203,331
	Other Assets less Liabilities 0.4%	4,923,808

	NET ASSETS 100.0%	$1,220,127,139

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2021, amounted to approximately $554,736, and represented 0.05% of net assets.

	‡‡Affiliated company (see Note 6).

	§§The aggregate value of illiquid holdings at December 31, 2021, amounted to approximately $436,845, and represented 0.04% of net assets.

	[1]The Fund entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition. Unfunded commitments with SPACs are not reflected in the Schedule of Investments. An unfunded commitment with a SPAC is recorded at net unrealized appreciation (depreciation) and is included in Other Assets less Liabilities.

Wasatch Micro Cap Fund’s Unfunded commitment with a SPAC outstanding as of December 31, 2021:

Issuer	Shares	Unfunded Commitment Amount	Current Value	Unrealized Depreciation
Roth CH Acquisition III Co.***	1,700,000	17,000,000	16,269,000	(731,000)

PIPE Private Investment in Public Equity.

SPAC Special Purpose Acquisition Company.

See Notes to Schedules of Investments.

At December 31, 2021, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	2.1
Israel	11.5
United States	86.4

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.7%

	Advertising 1.2%
251,000	YouGov PLC	$5,435,857

	Agricultural Products 0.7%
99,000	Winfarm SAS*	3,415,721

	Air Freight & Logistics 1.3%
853,000	Radiant Logistics, Inc.*	6,218,370

	Application Software 3.7%
132,000	Ebix, Inc.	4,012,800
941,197	GTY Technology Holdings, Inc.*	6,306,020
689,054	Kaleyra, Inc.*	6,918,102

		17,236,922

	Asset Management & Custody Banks 1.1%
122,077	Ads-Tec Energy plc*	145,272
815,268	Fiducian Group Ltd.	5,000,239

		5,145,511

	Auto Parts & Equipment 1.7%
95,250	Patrick Industries, Inc.	7,685,722

	Biotechnology 0.4%
300,000	MEI Pharma, Inc.*	801,000
164,000	Sangamo Therapeutics, Inc.*	1,230,000

		2,031,000

	Casinos & Gaming 1.7%
666,000	Full House Resorts, Inc.*	8,065,260

	Communications Equipment 1.3%
255,000	Digi International, Inc.*	6,265,350

	Construction & Engineering 4.4%
363,100	Bowman Consulting Group Ltd.*	7,714,059
184,000	Construction Partners, Inc., Class A*	5,411,440
279,000	Sterling Construction Co., Inc.*	7,337,700

		20,463,199

	Consumer Finance 1.4%
914,000	EZCORP, Inc., Class A*	6,736,180

	Data Processing & Outsourced Services 1.4%
277,400	I3 Verticals, Inc., Class A*	6,321,946

	Diversified Metals & Mining 0.8%
1,804,761	FPX Nickel Corp.*	713,372
6,682,000	Talon Metals Corp.*	3,222,278

		3,935,650

	Diversified Support Services 1.3%
2,937,000	Johnson Service Group PLC*	5,867,655

	Electronic Components 0.4%
266,729	VIA Optronics AG*	1,960,458

	Electronic Equipment & Instruments 4.3%
73,000	FARO Technologies, Inc.*	5,111,460
540,000	Intellicheck, Inc.*	2,494,800
514,734	Luna Innovations, Inc.*	4,344,355
164,000	Napco Security Technologies, Inc.*	8,196,720

		20,147,335

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Manufacturing Services 1.0%
39,000	Fabrinet*	$4,620,330

	Financial Exchanges & Data 0.7%
147,000	Open Lending Corp., Class A*	3,304,560

	Food Distributors 1.4%
195,000	Chefs’ Warehouse, Inc.*	6,493,500

	Health Care Distributors 1.0%
209,000	PetIQ, Inc.*	4,746,390

	Health Care Equipment 2.1%
605,000	Brainsway Ltd., ADR*	4,652,450
1,920,000	Conformis, Inc.*	1,461,888
52,484	Inmode Ltd.*	3,704,321

		9,818,659

	Health Care Facilities 0.7%
47,000	Joint Corp.*	3,087,430

	Health Care Services 2.6%
59,750	Addus HomeCare Corp.*	5,587,222
374,000	InfuSystem Holdings, Inc.*	6,369,220

		11,956,442

	Health Care Supplies 1.1%
87,000	OrthoPediatrics Corp.*	5,207,820

	Health Care Technology 3.2%
593,077	Instem PLC*	7,104,420
61,000	Nexus AG	4,969,657
48,913	OptimizeRx Corp.*	3,037,986

		15,112,063

	Home Furnishings 1.1%
79,000	Lovesac Co.*	5,234,540

	Homebuilding 2.6%
152,000	Skyline Champion Corp.*	12,004,960

	Human Resource & Employment Services 1.3%
343,600	Creek & River Co. Ltd.	6,091,198

	Industrial Machinery 4.6%
38,000	John Bean Technologies Corp.	5,835,280
22,000	Kadant, Inc.	5,070,560
34,000	Kornit Digital Ltd.*	5,176,500
178,000	va-Q-tec AG*	5,097,568

		21,179,908

	Integrated Telecommunication Services 1.4%
323,000	Ooma, Inc.*	6,602,120

	Interactive Media & Services 1.2%
239,000	VerticalScope Holdings, Inc.*	5,766,457

	Internet & Direct Marketing Retail 0.3%
605,000	iPower, Inc.*	1,439,900

	Internet Services & Infrastructure 1.4%
76,000	Tucows, Inc., Class A*	6,370,320

	Investment Banking & Brokerage 2.6%
434,000	JDC Group AG*	12,155,077

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 3.8%
864,062	AgileThought, Inc.*	$4,078,373
283,000	Avant Corp.	2,954,046
182,000	Grid Dynamics Holdings, Inc.*	6,910,540
1,103,540	Pivotree, Inc.*	3,969,411

		17,912,370

	Leisure Facilities 1.2%
1,590,000	Gym Group PLC*	5,477,208

	Leisure Products 2.3%
295,000	American Outdoor Brands, Inc.*	5,879,350
172,000	Clarus Corp.	4,767,840

		10,647,190

	Mortgage REITs 1.3%
272,000	AFC Gamma, Inc.	6,190,720

	Movies & Entertainment 1.2%
1,547,953	Thunderbird Entertainment Group, Inc.*	5,359,923

	Oil & Gas Exploration & Production 1.2%
1,094,000	Evolution Petroleum Corp.	5,524,700

	Packaged Foods & Meats 0.5%
23,000	Freshpet, Inc.*	2,191,210

	Personal Products 0.1%
19,138	Intercos SpA*	306,348

	Pharmaceuticals 1.8%
1,120,476	BioDelivery Sciences International, Inc.*	3,473,476
326,000	Harrow Health, Inc.*	2,816,640
38,000	Intra-Cellular Therapies, Inc.*	1,988,920

		8,279,036

	Regional Banks 4.5%
329,803	CrossFirst Bankshares, Inc.*	5,148,225
255,047	Esquire Financial Holdings, Inc.*	8,064,586
272,692	Finwise Bancorp*	3,760,423
88,000	Sound Financial Bancorp, Inc.	3,872,000

		20,845,234

	Research & Consulting Services 3.2%
63,815	ICF International, Inc.	6,544,228
208,839	Red Violet, Inc.*	8,288,820

		14,833,048

	Restaurants 1.0%
525,700	Noodles & Co.*	4,768,099

	Semiconductor Equipment 3.1%
36,000	Nova Ltd.*	5,274,000
315,944	Veeco Instruments, Inc.*	8,994,926

		14,268,926

	Semiconductors 3.3%
92,000	Impinj, Inc.*	8,160,400
24,000	SiTime Corp.*	7,020,960

		15,181,360

	Specialized Finance 1.2%
92,000	A-Mark Precious Metals, Inc.	5,621,200

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Chemicals 0.7%
210,737	Neo Performance Materials, Inc.	$3,378,589

	Technology Hardware, Storage & Peripherals 1.3%
70,000	MGI Digital Graphic Technology*	2,932,775
289,000	TransAct Technologies, Inc.*	3,150,100

		6,082,875

	Thrifts & Mortgage Finance 4.3%
105,000	Axos Financial, Inc.*	5,870,550
366,000	Mortgage Advice Bureau Holdings Ltd.	7,183,290
495,000	Velocity Financial, Inc.*	6,781,500

		19,835,340

	Trading Companies & Distributors 3.3%
148,000	Global Industrial Co.	6,053,200
149,000	Hardwoods Distribution, Inc.	5,277,046
199,161	Karat Packaging, Inc.*	4,025,044

		15,355,290

	Total Common Stocks (cost $314,969,865)	450,182,476

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals LLC* *** †	17,685

	Total Limited Liability Company Membership Interest (cost $30,001)	17,685

	WARRANTS 0.0%

	Diversified Metals & Mining 0.0%
500,000	Talon Metals Corp., expiring, 3/18/2022* *** †	—

	Trading Companies & Distributors 0.0%
289,536	Greenlane Holdings, Inc., expiring, 2/24/2026* *** †	2,895

	Total Warrants (cost $422,967)	2,895

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.7%

	Repurchase Agreement 3.7%
$17,069,324	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $17,481,800 of United States Treasury Notes 1.375% due 12/31/28; value: $17,410,789; repurchase proceeds: $17,069,324 (cost $17,069,324)	$17,069,324

	Total Short-Term Investments (cost $17,069,324)	17,069,324

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Total Investments (cost $332,492,157) 100.4%§	$467,272,380
Liabilities less Other Assets (0.4%)	(2,006,262)

NET ASSETS 100.0%	$465,266,118

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule144A of the Securities Act of 1933 at December 31, 2021, amounted to approximately $20,580, and represented 0.00% of net assets.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 4.11%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2021, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.1
Canada	6.1
France	1.4
Germany	5.4
Ireland	0.1
Israel	4.2
Italy	1.6
Japan	2.0
United Kingdom	6.9
United States	71.2

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.3%

	Agricultural & Farm Machinery 0.9%
1,052,201	Hydrofarm Holdings Group, Inc.*	$29,766,766

	Airlines 1.3%
249,135	Allegiant Travel Co.*	46,598,210

	Apparel Retail 2.5%
707,657	Boot Barn Holdings, Inc.*	87,077,194

	Application Software 5.7%
990,383	CS Disco, Inc.*	35,406,192
336,203	Five9, Inc.*	46,167,396
579,899	nCino, Inc.*	31,813,259
212,987	Paylocity Holding Corp.*	50,299,010
458,375	Q2 Holdings, Inc.*	36,413,310

		200,099,167

	Asset Management & Custody Banks 5.0%
1,358,071	Focus Financial Partners, Inc., Class A*	81,104,000
2,205,756	StepStone Group, Inc., Class A	91,693,277

		172,797,277

	Auto Parts & Equipment 1.1%
539,324	XPEL, Inc.*	36,825,043

	Automotive Retail 1.0%
606,087	Monro, Inc.	35,316,689

	Biotechnology 3.9%
711,099	Atara Biotherapeutics, Inc.*	11,206,920
432,539	C4 Therapeutics, Inc.*	13,927,756
526,734	ChemoCentryx, Inc.*	19,178,385
787,790	Cytokinetics, Inc.*	35,907,468
1,145,884	Frequency Therapeutics, Inc.*	5,878,385
986,783	Inovio Pharmaceuticals, Inc.*	4,924,047
1,042,600	MacroGenics, Inc.*	16,733,730
334,694	Nurix Therapeutics, Inc.*	9,689,391
2,269,701	Sangamo Therapeutics, Inc.*	17,022,758
444,951	Silverback Therapeutics, Inc.*	2,963,374

		137,432,214

	Building Products 1.3%
554,546	AAON, Inc.	44,047,589

	Data Processing & Outsourced Services 4.4%
546,948	Euronet Worldwide, Inc.*	65,179,793
2,147,072	Repay Holdings Corp.*	39,227,005
927,508	TaskUS, Inc., Class A*	50,048,332

		154,455,130

	Distillers & Vintners 1.9%
5,500,000	Vintage Wine Estates, Inc.* ‡‡	65,010,000

	Electronic Equipment & Instruments 1.3%
1,830,235	nLight, Inc.*	43,834,128

	Financial Exchanges & Data 1.4%
2,108,083	Open Lending Corp., Class A*	47,389,706

	General Merchandise Stores 1.7%
1,152,466	Ollie’s Bargain Outlet Holdings, Inc.*	58,994,735

	Health Care Facilities 4.5%
1,304,260	Ensign Group, Inc.	109,505,670

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
2,019,805	Pennant Group, Inc.* ‡‡	$46,617,099

		156,122,769

	Health Care Services 1.1%
872,694	Castle Biosciences, Inc.*	37,412,392

	Health Care Supplies 3.7%
2,097,609	Neogen Corp.*	95,252,425
792,242	Silk Road Medical, Inc.*	33,757,431

		129,009,856

	Health Care Technology 1.5%
234,953	Inspire Medical Systems, Inc.*	54,053,287

	Home Furnishings 0.9%
2,473,550	Purple Innovation, Inc.*	32,824,009

	Home Improvement Retail 2.7%
726,860	Floor & Decor Holdings, Inc., Class A*	94,499,069

	Homebuilding 2.6%
577,165	LGI Homes, Inc.*	89,160,449

	Industrial Machinery 9.5%
928,107	Helios Technologies, Inc.	97,609,013
944,351	Kornit Digital Ltd.*	143,777,440
4,189,173	Markforged Holding Corp.*	22,495,859
324,788	RBC Bearings, Inc.*	65,597,432

		329,479,744

	Insurance Brokers 1.3%
351,709	Goosehead Insurance, Inc., Class A	45,750,307

	Interactive Media & Services 2.0%
2,741,609	ZipRecruiter, Inc., Class A*	68,375,728

	IT Consulting & Other Services 3.9%
334,178	Globant SA*	104,961,968
844,857	Grid Dynamics Holdings, Inc.*	32,079,220

		137,041,188

	Leisure Products 2.0%
838,232	YETI Holdings, Inc.*	69,430,757

	Life Sciences Tools & Services 3.8%
610,541	Medpace Holdings, Inc.*	132,878,143

	Managed Health Care 1.6%
1,278,254	HealthEquity, Inc.*	56,549,957

	Oil & Gas Equipment & Services 1.4%
1,215,402	DMC Global, Inc.* ‡‡	48,142,073

	Packaged Foods & Meats 2.0%
747,077	Freshpet, Inc.*	71,174,026

	Pharmaceuticals 2.1%
88,820	Arvinas, Inc.*	7,295,675
1,836,964	Esperion Therapeutics, Inc.*	9,184,820
1,101,203	Intra-Cellular Therapies, Inc.*	57,636,965

		74,117,460

	Regional Banks 2.2%
814,744	Pinnacle Financial Partners, Inc.	77,808,052

	Restaurants 0.7%
778,142	Chuy’s Holdings, Inc.*	23,437,637

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Equipment 1.6%
374,949	Nova Ltd.*	$54,930,029

	Semiconductors 2.3%
67,694	Monolithic Power Systems, Inc.	33,395,481
164,191	SiTime Corp.*	48,032,435

		81,427,916

	Specialized Consumer Services 1.1%
2,110,125	Mister Car Wash, Inc.*	38,425,376

	Specialty Stores 3.6%
358,797	Five Below, Inc.*	74,231,511
1,052,863	National Vision Holdings, Inc.*	50,526,896

		124,758,407

	Systems Software 6.7%
679,930	CyberArk Software Ltd.*	117,818,271
987,499	Rapid7, Inc.*	116,218,757

		234,037,028

	Trading Companies & Distributors 1.1%
157,606	SiteOne Landscape Supply, Inc.*	38,184,782

	Total Common Stocks (cost $2,326,634,050)	3,458,674,289

	PREFERRED STOCKS 0.4%

	Semiconductor Equipment 0.0%
184,939	Nanosys, Inc., Series A-1 Pfd.* *** †	266,312
991,999	Nanosys, Inc., Series A-2 Pfd.* *** †	1,428,479

		1,694,791

	Systems Software 0.4%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	12,216,125

	Total Preferred Stocks (cost $10,184,941)	13,910,916

	WARRANTS 0.0%

	Pharmaceuticals 0.0%
1,199,678	Esperion Therapeutics, Inc., expiring, 12/7/2023* *** †	335,910

	Total Warrants (cost $538,893)	335,910

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
$14,645,081	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $14,999,000 of United States Treasury Notes 1.375% due 12/31/28; value: $14,938,074; repurchase proceeds: $14,645,081 (cost $14,645,081)	$14,645,081

	Total Short-Term Investments (cost $14,645,081)	14,645,081

	Total Investments (cost $2,352,002,965) 100.1%	$3,487,566,196
	Liabilities less Other Assets (0.1%)	(2,884,805)

	NET ASSETS 100.0%	$3,484,681,391

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2021, amounted to approximately $14,246,826, and represented 0.41%of net assets.

	‡‡Affiliated company (see Note 6).

	See Notes to Schedules of Investments.

At December 31, 2021, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Israel	9.1
United States	90.9

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.3%

	Advertising 2.7%
4,071,872	National CineMedia, Inc.‡‡	$11,441,960
884,639	Thryv Holdings, Inc.*	36,385,202

		47,827,162

	Aerospace & Defense 1.1%
151,418	HEICO Corp., Class A	19,460,241

	Airlines 0.9%
89,317	Allegiant Travel Co.*	16,705,852

	Application Software 1.0%
537,603	Ebix, Inc.	16,343,131
93,407	Upland Software, Inc.*	1,675,722

		18,018,853

	Asset Management & Custody Banks 4.0%
533,088	Artisan Partners Asset Management, Inc., Class A	25,396,312
445,928	Focus Financial Partners, Inc., Class A*	26,630,820
191,137	Hamilton Lane, Inc., Class A	19,805,616

		71,832,748

	Auto Parts & Equipment 1.1%
373,653	Standard Motor Products, Inc.	19,575,681

	Automobile Manufacturers 0.9%
216,037	Winnebago Industries, Inc.	16,185,492

	Automotive Retail 1.7%
533,617	Monro, Inc.	31,093,863

	Building Products 2.7%
2,414,726	Janus International Group, Inc.*	30,232,370
129,647	Trex Co., Inc.*	17,506,234

		47,738,604

	Commercial Printing 1.0%
247,944	Cimpress PLC*	17,755,270

	Commodity Chemicals 2.4%
1,142,951	Valvoline, Inc.	42,620,643

	Construction & Engineering 2.1%
1,293,697	Construction Partners, Inc., Class A*	38,047,629

	Data Processing & Outsourced Services 1.8%
270,019	Euronet Worldwide, Inc.*	32,178,164

	Education Services 1.5%
307,409	Grand Canyon Education, Inc.*	26,348,025

	Electronic Components 1.0%
852,307	Vishay Intertechnology, Inc.	18,639,954

	Electronic Equipment & Instruments 1.0%
339,122	PAR Technology Corp.*	17,895,468

	Electronic Manufacturing Services 4.4%
485,676	Fabrinet*	57,538,036
488,575	Sanmina Corp.*	20,256,319

		77,794,355

	Environmental & Facilities Services 0.8%
366,072	ABM Industries, Inc.	14,954,041

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Financial Exchanges & Data 2.4%
420,509	Donnelley Financial Solutions, Inc.*	$19,822,794
992,992	Open Lending Corp., Class A*	22,322,460

		42,145,254

	General Merchandise Stores 1.9%
664,446	Ollie’s Bargain Outlet Holdings, Inc.*	34,012,991

	Health Care Facilities 2.6%
560,400	Ensign Group, Inc.	47,051,184

	Home Furnishings 1.4%
382,270	Lovesac Co.*	25,329,210

	Homebuilding 5.0%
259,264	LGI Homes, Inc.*	40,051,103
612,432	Skyline Champion Corp.*	48,369,879

		88,420,982

	Industrial Machinery 10.4%
1,026,530	Altra Industrial Motion Corp.	52,938,152
616,258	Barnes Group, Inc.	28,711,460
351,921	Helios Technologies, Inc.	37,011,532
291,506	Kadant, Inc.	67,186,303

		185,847,447

	Internet & Direct Marketing Retail 0.3%
193,377	1-800-Flowers.com, Inc., Class A*	4,519,220

	Investment Banking & Brokerage 2.0%
560,400	Moelis & Co., Class A	35,030,604

	Leisure Products 1.5%
314,820	YETI Holdings, Inc.*	26,076,541

	Life Sciences Tools & Services 1.2%
70,176	ICON PLC*	21,733,507

	Managed Health Care 1.1%
434,027	HealthEquity, Inc.*	19,201,354

	Mortgage REITs 1.3%
1,271,290	Arbor Realty Trust, Inc.	23,290,033

	Oil & Gas Equipment & Services 1.6%
754,061	Cactus, Inc., Class A	28,752,346

	Oil & Gas Exploration & Production 1.8%
1,672,233	Magnolia Oil & Gas Corp., Class A	31,555,037

	Paper Products 1.4%
1,620,877	Resolute Forest Products, Inc.	24,750,792

	Personal Products 1.8%
349,051	Edgewell Personal Care Co.	15,955,121
306,757	Nu Skin Enterprises, Inc., Class A	15,567,918

		31,523,039

	Pharmaceuticals 1.6%
554,066	Intra-Cellular Therapies, Inc.*	28,999,814

	Regional Banks 9.3%
1,164,752	Bank OZK	54,195,911
792,638	FB Financial Corp.	34,733,397
385,356	ServisFirst Bancshares, Inc.	32,732,139

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
805,280	Webster Financial Corp.	$44,966,835

		166,628,282

	Research & Consulting Services 0.9%
753,821	Nielsen Holdings plc	15,460,869

	Semiconductor Equipment 3.7%
271,841	Nova Ltd.*	39,824,707
915,601	Veeco Instruments, Inc.*	26,067,160

		65,891,867

	Semiconductors 2.0%
382,655	Cirrus Logic, Inc.*	35,211,913

	Specialized Consumer Services 1.3%
494,155	Terminix Global Holdings, Inc.*	22,350,631

	Specialized REITs 2.4%
619,517	National Storage Affiliates Trust	42,870,576

	Specialty Chemicals 2.0%
392,528	Innospec, Inc.	35,460,980

	Thrifts & Mortgage Finance 3.1%
994,365	Axos Financial, Inc.*	55,594,947

	Trading Companies & Distributors 2.2%
299,721	Boise Cascade Co.	21,340,135
335,331	Rush Enterprises, Inc., Class A	18,657,817

		39,997,952

	Total Common Stocks (cost $1,227,104,529)	1,752,379,417

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.8%

	Repurchase Agreement 1.8%
$32,573,326	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $33,360,400 of United States Treasury Notes 1.375% due 12/31/28; value: $33,224,890; repurchase proceeds: $32,573,326 (cost $32,573,326)	$32,573,326

	Total Short-Term Investments (cost $32,573,326)	32,573,326

	Total Investments (cost $1,259,677,855) 100.1%	1,784,952,743
	Liabilities less Other Assets (0.1%)	(1,895,318)

	NET ASSETS 100.0%	$1,783,057,425

	*Non-income producing.

	‡‡Affiliated company (see Note 6).

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2021, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.4
Ireland	1.2
Israel	2.3
United States	95.1

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.0%

	Agricultural & Farm Machinery 0.8%
753,090	Hydrofarm Holdings Group, Inc.*	$21,304,916

	Application Software 11.9%
238,138	Avalara, Inc.*	30,745,997
183,696	DocuSign, Inc.*	27,978,738
591,740	Five9, Inc.*	81,257,737
79,713	HubSpot, Inc.*	52,542,824
341,387	Paylocity Holding Corp.*	80,621,954
736,865	Q2 Holdings, Inc.*	58,536,555

		331,683,805

	Biotechnology 10.3%
616,333	Atara Biotherapeutics, Inc.*	9,713,408
425,317	C4 Therapeutics, Inc.*	13,695,207
722,249	ChemoCentryx, Inc.*	26,297,086
725,880	Cytokinetics, Inc.*	33,085,611
167,949	Denali Therapeutics, Inc.*	7,490,525
299,990	Exact Sciences Corp.*	23,348,222
1,055,027	Exagen, Inc.* ‡‡	12,269,964
902,826	Frequency Therapeutics, Inc.*	4,631,497
2,642,670	Inovio Pharmaceuticals, Inc.*	13,186,923
231,758	Kymera Therapeutics, Inc.*	14,714,316
187,718	Ligand Pharmaceuticals, Inc.*	28,994,922
1,763,395	MacroGenics, Inc.*	28,302,490
5,842,209	MEI Pharma, Inc.*	15,598,698
340,792	Nkarta, Inc.*	5,231,157
465,671	Nurix Therapeutics, Inc.*	13,481,176
4,210,342	Sangamo Therapeutics, Inc.*	31,577,565
576,064	Silverback Therapeutics, Inc.*	3,836,586

		285,455,353

	Building Products 2.4%
500,747	Trex Co., Inc.*	67,615,867

	Data Processing & Outsourced Services 1.9%
124,407	Block, Inc.*	20,092,974
1,720,977	Repay Holdings Corp.*	31,442,250

		51,535,224

	Distillers & Vintners 1.9%
4,500,000	Vintage Wine Estates, Inc.* ‡‡	53,190,000

	Electronic Equipment & Instruments 1.4%
1,616,832	nLight, Inc.*	38,723,126

	Financial Exchanges & Data 4.0%
58,415	MarketAxess Holdings, Inc.	24,024,337
2,122,796	Open Lending Corp., Class A*	47,720,454
401,134	Tradeweb Markets, Inc., Class A	40,169,559

		111,914,350

	General Merchandise Stores 1.8%
972,525	Ollie’s Bargain Outlet Holdings, Inc.*	49,783,555

	Health Care Equipment 6.9%
213,795	AtriCure, Inc.*	14,865,166
13,974,921	Conformis, Inc.* ‡‡	10,640,505
2,304,905	CryoLife, Inc.* ‡‡	46,904,817
887,848	Outset Medical, Inc.*	40,920,914
1,701,421	Paragon 28, Inc.*	30,098,138

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
326,373	Tandem Diabetes Care, Inc.*	$49,125,664

		192,555,204

	Health Care Services 1.9%
1,233,315	Castle Biosciences, Inc.*	52,872,214

	Health Care Supplies 3.8%
7,894,966	Cerus Corp.*	53,764,719
1,220,146	Silk Road Medical, Inc.*	51,990,421

		105,755,140

	Health Care Technology 4.0%
303,600	Inspire Medical Systems, Inc.*	69,846,216
158,900	Veeva Systems, Inc., Class A*	40,595,772

		110,441,988

	Home Furnishings 1.0%
2,056,376	Purple Innovation, Inc.*	27,288,110

	Home Improvement Retail 2.6%
553,469	Floor & Decor Holdings, Inc., Class A*	71,956,505

	Homebuilding 3.5%
246,388	LGI Homes, Inc.*	38,062,018
753,150	Skyline Champion Corp.*	59,483,787

		97,545,805

	Industrial Machinery 3.9%
703,121	Kornit Digital Ltd.*	107,050,172

	Interactive Media & Services 1.4%
1,380,757	TripAdvisor, Inc.*	37,639,436

	IT Consulting & Other Services 3.8%
415,639	Endava PLC, ADR*	69,794,101
111,110	Globant SA*	34,898,540

		104,692,641

	Leisure Products 0.8%
1,361,926	Solo Brands, Inc., Class A*	21,286,903

	Managed Health Care 1.1%
697,327	HealthEquity, Inc.*	30,849,746

	Metal & Glass Containers 1.0%
715,803	TriMas Corp.	26,484,711

	Oil & Gas Exploration & Production 1.1%
1,560,059	Magnolia Oil & Gas Corp., Class A	29,438,313

	Packaged Foods & Meats 2.6%
771,470	Freshpet, Inc.*	73,497,947

	Pharmaceuticals 5.6%
147,183	Arvinas, Inc.*	12,089,612
862,375	Athira Pharma, Inc.*	11,236,746
1,938,628	Esperion Therapeutics, Inc.*	9,693,140
2,350,971	Intra-Cellular Therapies, Inc.*	123,049,822

		156,069,320

	Property & Casualty Insurance 1.2%
2,500,000	Hagertyl, Inc. PIPE* *** †	33,500,000

	Regional Banks 3.4%
1,367,406	Bank OZK	63,625,401
216,925	Eagle Bancorp, Inc.	12,655,405

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
197,467	Pinnacle Financial Partners, Inc.	$18,858,098

		95,138,904

	Restaurants 0.4%
346,925	Chuy’s Holdings, Inc.*	10,449,381

	Semiconductor Equipment 4.1%
668,579	Kulicke & Soffa Industries, Inc.	40,475,773
499,788	Nova Ltd.*	73,218,942

		113,694,715

	Semiconductors 1.9%
105,193	Monolithic Power Systems, Inc.	51,894,863

	Specialty Chemicals 2.0%
337,231	Balchem Corp.	56,857,147

	Specialty Stores 2.7%
367,037	Five Below, Inc.*	75,936,285

	Systems Software 2.9%
405,179	CyberArk Software Ltd.*	70,209,417
82,301	Rapid7, Inc.*	9,686,005

		79,895,422

	Total Common Stocks (cost $1,985,614,918)	2,773,997,068

	PREFERRED STOCKS 0.0%

	Semiconductor Equipment 0.0%
46,235	Nanosys, Inc., Series A-1 Pfd.* *** †	66,578
248,000	Nanosys, Inc., Series A-2 Pfd.* *** †	357,120

		423,698

	Total Preferred Stocks (cost $546,236)	423,698

	WARRANTS 0.1%

	Pharmaceuticals 0.0%
1,061,689	Esperion Therapeutics, Inc., expiring, 12/7/2023* *** †	297,273

	Property & Casualty Insurance 0.1%
450,000	Hagerty, Inc., expiring, 12/2/2026* *** †	2,772,000

	Total Warrants (cost $2,026,219)	3,069,273

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.1%

	Repurchase Agreement 0.1%
$2,858,951	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $2,928,100 of United States Treasury Notes 1.375% due 12/31/28; value: $2,916,206; repurchase proceeds: $2,858,951 (cost $2,858,951)	$2,858,951

	Total Short-Term Investments (cost $2,858,951)	2,858,951

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments (continued)

Total Investments (cost $1,991,046,324) 100.2%	$2,780,348,990
Liabilities less Other Assets (0.2%)	(4,540,164)

NET ASSETS 100.0%	$2,775,808,826

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2021, amounted to approximately $36,992,971, and represented 1.33% of net assets.

‡‡Affiliated company (see Note 6).

PIPE Private Investment in Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2021, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Israel	9.0
United Kingdom	2.5
United States	88.5

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	DECEMBER 31, 2021 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.9%
$93,800,000	U.S. Treasury Bond, 1.25%, 5/15/50	$80,037,781
31,000,000	U.S. Treasury Bond, 1.375%, 8/15/50	27,284,844
87,900,000	U.S. Treasury Bond, 2.25%, 8/15/46	93,307,911
20,000,000	U.S. Treasury Bond, 2.25%, 8/15/49	21,497,656
25,150,000	U.S. Treasury Bond, 2.50%, 2/15/45	27,760,295
45,530,000	U.S. Treasury Bond, 3.00%, 8/15/48	55,934,316
40,000,000	U.S. Treasury Strip, principal only, 2/15/49	23,942,125
105,000,000	U.S. Treasury Strip, principal only, 5/15/49	62,557,243
147,000,000	U.S. Treasury Strip, principal only, 8/15/49	86,920,331

	Total U.S. Government Obligations (cost $474,645,013)	479,242,502

	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
3,836,725	Repurchase Agreement dated 12/31/21, 0.00% due 1/3/22 with Fixed Income Clearing Corp. collateralized by $3,929,500 of United States Treasury Notes 1.375% due 12/31/28; value $3,913,538; repurchase proceeds: $3,836,725 (cost $3,836,725)	3,836,725

	Total Short-Term Investments (cost $3,836,725)	3,836,725

	Total Investments (cost $478,481,738) 99.7%	483,079,227
	Other Assets less Liabilities 0.3%	1,348,942

	NET ASSETS 100.0%	$484,428,169

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	DECEMBER 31, 2021 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 19 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Opportunities Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Long/Short Alpha Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Select Fund, Greater China Fund and International Select Fund are each a non-diversified fund. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 18 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund, which commenced operations on December 13, 2012, Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016, Global Select Fund and International Select Fund, which commenced operations on October 1, 2019, Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020, Greater China Fund, which commenced operations on November 30, 2020 and Long/Short Alpha Fund, which commenced operations on October 1, 2021. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc., d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, Greater China, International Growth, International Opportunities, International Select, Long/Short Alpha Fund, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value and Ultra Growth Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2021. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES (continued)

are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes the estimate on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales –The Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

Special Purpose Acquisition Companies(SPACs) – SPACs are collective investment structures that allow public stock market qualified investors to invest in PIPE shares. SPACs are shell companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The Funds may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold. As of December 31, 2021 the Wasatch Micro Cap Fund had unfunded commitment outstanding of $17,000,000 to purchase PIPE shares.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during during this period.

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2021, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$2,593,392,666	$377,244,912	$358,213,845	$346,837,919	$47,755,021

Gross appreciation	$1,673,396,931	$323,544,891	$71,832,374	$371,140,858	$24,620,986
Gross (depreciation)	(104,595,655)	(94,917)	(10,752,958)	(18,730,511)	(3,364,715)

Net appreciation	$1,568,801,276	$323,449,974	$61,079,416	$352,410,347	$21,256,271

	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Cost	$160,218,527	$16,015,174	$106,406,922	$16,015,174	$689,714,303

Gross appreciation	$129,469,657	$4,778,209	$28,769,832	$4,778,209	$560,194,669
Gross (depreciation)	(8,457,365)	(951,765)	(2,010,057)	(951,765)	(33,866,864)

Net appreciation	$121,012,292	$3,826,444	$26,759,775	$3,826,444	$526,327,805

	International Opportunities Fund	International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Cost	$437,715,059	$7,752,031	$29,513,140	$960,943,583	$316,932,165

Gross appreciation	$322,188,392	$2,018,958	$1,552,685	$328,486,802	$150,431,600
Gross (depreciation)	(23,173,197)	(284,830)	(890,949)	(85,471,067)	(17,160,709)

Net appreciation	$299,015,195	$1,734,128	$661,736	$243,015,735	$133,270,891

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Treasury Fund
Cost	$106,406,922	$1,236,547,247	$1,984,777,451	$475,115,654

Gross appreciation	$28,769,832	$559,548,441	$947,422,452	$24,031,818
Gross (depreciation)	(2,010,057)	(43,716,271)	(188,209,864)	(19,904,970)

Net appreciation	$26,759,775	$515,832,170	$759,212,588	$4,126,848

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2021 with an “affiliated company” as so defined:

	Value, Beginning of the period	Purchases at Cost	Proceeds from Sales	Value, End of the period	Dividends Credited to Income for the period ended 12/31/2021	Gain (Loss) Realized on Sale of Shares for the period ended 12/31/2021	Change in Unrealized Appreciation for the period ended 12/31/2021
Core Growth Fund
Common Stock
1-800-Flowers.com, Inc., Class A*	$58,669,388	$—	$37,187,750	$9,123,788	$—	$(8,467,072)	$(3,890,778)

Micro Cap Fund
Common Stock
IM Cannabis Corp.	$14,940,315	$—	$—	$14,040,881	$—	$—	$(899,434)
Transcat, Inc.	41,283,384	—	15,414,752	42,253,358	—	9,930,890	6,453,836
Versus Systems, Inc.	3,085,757	—	—	1,760,894	—	—	(1,324,863)
Motorsport Games, Inc., Class A	18,194,448	—	623,199	4,128,368	—	(1,261,007)	(12,181,874)
UFP Technologies, Inc.*	27,674,235	—	6,185,108	24,829,041	—	1,693,932	1,645,982
Vintage Wine Estates, Inc.	44,325,092	—	479,775	50,805,232	—	(21,885)	6,981,800
Superior Group of Cos., Inc.	22,445,738	—	1,848,440	19,250,748	115,650	(463,220)	(883,330)
PharmaCielo Ltd.	10,806,048	66,445	427,408.00	7,582,302	—	(668,128)	(2,194,655)
Allied Motion Technologies, Inc.*	23,140,694	—	5,185,184	21,852,985	18,297	504,999	3,392,476
Warrants		—	—
IM Cannabis Corp., expiring, 05/07/2026	225,000	—	—	184,500	—	—	(40,500)
Versus Systems, Inc., expiring, 1/15/2022	—	—	—	—	—	—	—
Versus Systems, Inc., expiring, 1/15/2026	891,520	—	—	436,845	—	—	(454,675)
Versus Systems, Inc., expiring, 1/15/2026	359,040	—	—	176,640	—	—	(182,400)

	$207,371,271	$66,445	$30,163,866	$187,301,794	$133,947	$9,715,581	$312,363

Small Cap Growth Fund
Common Stock
Vintage Wine Estates, Inc., PIPE Shares	$52,800,000	$—	$—	$65,010,000	$—	$—	$12,210,000
DMC Global, Inc.	45,955,866	—	1,095,081	48,142,073	—	(531,373)	3,812,661
Pennant Group, Inc. (The)	20,453,003	28,075,444	949,765	46,617,099	—	(1,939,344)	977,761

	$119,208,869	$28,075,444	$2,044,846	$159,769,172	$—	$(2,470,717)	$17,000,422

Small Cap Value Fund
Common Stock
National CineMedia, Inc.	$14,495,864	$—	$—	$11,441,960	$203,594	$—	$(3,053,904)

Ultra Growth Fund
Common Stock
Exagen, Inc.	$14,348,367	$—	$—	$12,269,964	$—	$—	$(2,078,403)
CryoLife, Inc.	51,376,332	—	—	46,904,817	—	—	(4,471,515)
Conformis, Inc.	18,586,645	—	—	10,640,505	—	—	(7,946,140)
Vintage Wine Estates, Inc., PIPE Shares	43,200,000	—	—	53,190,000	—	—	9,990,000

	$127,511,344	$—	$—	$123,005,286	$—	$—	$(4,506,058)

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

TRANSACTIONS WITH AFFILIATES (continued)

	Share Activity				Dividends Credited to Income for the period ended 12/31/2021	Gain (Loss) Realized on Sale of Shares for the period ended 12/31/2021	Change in Unrealized Appreciation for the period ended 12/31/2021
	Balance 9/30/2021	Purchases/ Additions	Sales/ Reductions	Balance 12/31/2021
Core Growth Fund
Common Stock
1-800-Flowers.com Inc.*	1,922,956	—	1,532,550	390,406	$—	$(8,467,072)	$(3,890,778)

Micro Cap Fund
Common Stock
IM Cannabis Corp.	4,208,221	—	—	4,208,221	$—	$—	$(899,434)
Transcat, Inc.	640,251	—	183,112	457,139	—	9,930,890	6,453,836
Versus Systems, Inc.	838,521	—	—	838,521	—	—	(1,324,863)
Motorsport Games, Inc., Class A	1,275,908	—	61,682	1,214,226	—	(1,261,007)	(12,181,874)
UFP Technologies, Inc.*	449,330	—	95,942	353,388	—	1,693,932	1,645,982
Vintage Wine Estates, Inc.	4,341,341	—	43,098	4,298,243	—	(21,885)	6,981,800
Superior Group of Cos., Inc.	963,750	—	86,323	877,427	115,650	(463,220)	(883,330)
PharmaCielo Ltd.	10,290,933	101,500	605,461	9,786,972	—	(668,128)	(2,194,655)
Allied Motion Technologies, Inc.*	739,792	—	140,916	598,876	18,297	504,999	3,392,476
Warrants
IM Cannabis Corp., expiring, 05/07/2026	450,000	—	—	450,000	—	—	(40,500)
Versus Systems, Inc., expiring, 1/15/2022	640,000	—	—	640,000	—	—	—
Versus Systems, Inc., expiring, 1/15/2026	448,000	—	—	448,000	—	—	(454,675)
Versus Systems, Inc., expiring, 1/15/2026	192,000	—	—	192,000	—	—	(182,400)

	25,478,047	101,500	1,216,534	24,363,013	$133,947	$9,715,581	$312,363

Small Cap Growth Fund
Common Stock
Vintage Wine Estates, Inc., PIPE Shares	5,500,000	—	—	5,500,000	$—	$—	$12,210,000
DMC Global, Inc.	1,245,079	—	29,677	1,215,402	—	(531,373)	3,812,661
Pennant Group, Inc. (The)	728,124	1,341,000	49,319	2,019,805	—	(1,939,344)	977,761

	7,473,203	1,341,000	78,996	8,735,207	$—	$(2,470,717)	$17,000,422

Small Cap Value Fund
Common Stock
National CineMedia, Inc.	4,071,872	—	—	4,071,872	$203,594	$—	$(3,053,904)

Ultra Growth Fund
Common Stock
Exagen, Inc.	1,055,027	—	—	1,055,027	$—	$—	$(2,078,403)
CryoLife, Inc.	2,304,905	—	—	2,304,905	—	—	(4,471,515)
Conformis, Inc.	13,974,921	—	—	13,974,921	—	—	(7,946,140)
Vintage Wine Estates, Inc., PIPE Shares	4,500,000	—	—	4,500,000	$—	—	9,990,000

	21,834,853	—	—	21,834,853	$—	$—	$(4,506,058)

*This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the period ended September 30, 2021 is included in the Statement of Operations even though the securities were not affiliated companies as of year end.

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2021, the Funds held the following restricted securities:

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent of Net Assets
Core Growth Fund
Hagerty, Inc., expiring, 12/02/2026	Warrants	12/3/2021	$1,859,173	$3,326,400	0.08%
Hagertyl, Inc. PIPE	PIPE	12/3/2021	28,140,827	40,200,000	0.95%
			$30,000,000	43,526,400	1.03%

Micro Cap Fund
Esperion Therapeutics, Inc., expiring, 12/7/2023	Warrants	12/6/2021	$310,583	$193,596	0.02%
IM Cannabis Corp., expiring, 05/07/2026	Warrants	5/5/2021	616,971	184,500	0.02%
Versus Systems, Inc., expiring, 1/15/2026	Warrants	1/15/2021	1,920	176,640	0.01%
Versus Systems, Inc., expiring, 1/15/2022	Warrants	1/15/2021	6,400	0	0.00%
			$935,874	$554,736	0.05%

Micro Cap Value Fund
Regenacy Pharmaceuticals LLC	LLC Membership Interest	12/21/2016	$30,001	$17,685	0.00%
Greenlane Holdings, Inc., expiring, 2/24/2026	Warrants	2/22/2021	396,902	2,895	0.00%
Talon Metals Corp., expiring, 3/18/2022	Warrants	3/16/2021	26,065	0	0.00%
			$452,968	$20,580	0.00%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/2014	$8,000,002	$12,216,125	0.35%
Nanosys, Inc., Series A-1 Pfd.	Preferred Stock	8/13/2010	184,939	266,312	0.01%
Nanosys, Inc., Series A-2 Pfd	Preferred Stock	11/8/2005	2,000,000	1,428,479	0.04%
Esperion Therapeutics, Inc., expiring, 12/7/2023	Warrants	12/6/2021	538,893	335,910	0.01%
			$10,723,834	$14,246,826	0.41%

Ultra Growth Fund
Nanosys, Inc., Series A-1 Pfd.	Preferred Stock	8/13/2010	$46,235	$66,578	0.00%
Nanosys, Inc., Series A-2 Pfd	Preferred Stock	11/8/2005	500,001	357,120	0.01%
Esperion Therapeutics, Inc., expiring, 12/7/2023	Warrants	12/6/2021	476,908	297,273	0.01%
Hagerty, Inc., expiring, 12/02/2026	Warrants	12/3/2021	1,549,310	2,772,000	0.10%
Hagertyl, Inc. PIPE	PIPE	12/3/2021	23,450,690	33,500,000	1.21%
			$26,023,144	$36,992,971	1.33%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/21

Core Growth Fund
Assets
Common Stocks
	Property & Casualty Insurance	$—	$—	$40,200,000	$40,200,000
	Other	4,158,867,542	—	—	4,158,867,542
Warrants		—	—	3,326,400	3,326,400
Short-Term Investments		—	37,231,576	—	37,231,576

		$4,158,867,542	$37,231,576	$43,526,400	$4,239,625,518

Emerging India Fund
Assets
Common Stocks		$700,694,886	$—	$—	$700,694,886
Short-Term Investments		—	12,426,054	—	12,426,054

		$700,694,886	$12,426,054	$—	$713,120,940

Emerging Markets Select Fund
Assets
Common Stocks
	Drug Retail	$—	$7,215,097	$—	$7,215,097
	Electrical Components & Equipment	—	23,110,708	—	23,110,708
	General Merchandise Stores	—	843,252	—	843,252
	Internet & Direct Marketing Retail	25,606,018	14,185,651	—	39,791,669
	Managed Health Care	—	2,124,305	—	2,124,305
	Semiconductor Equipment	—	22,421,265	—	22,421,265
	Semiconductors	—	49,831,871	—	49,831,871
	Specialized Finance	—	17,560,940	—	17,560,940
	Other	256,394,154	—	—	256,394,154
Short-Term Investments		—	1,324,687	—	1,324,687

		$282,000,172	$138,617,776	$—	$420,617,948

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/21

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Communications Equipment	$—	$11,590,933	$—	$11,590,933
	Consumer Finance	29,924,811	8,175,605	—	38,100,416
	Data Processing & Outsourced Services	—	6,469,306	—	6,469,306
	Drug Retail	10,616,263	12,171,011	—	22,787,274
	Electrical Components & Equipment	—	36,812,421	—	36,812,421
	Electronic Equipment & Instruments	—	8,680,052	—	8,680,052
	Insurance Brokers	—	8,698,724	—	8,698,724
	Internet & Direct Marketing Retail	—	24,735,606	—	24,735,606
	Pharmaceuticals	—	—	16,694	16,694
	Semiconductor Equipment	—	19,275,045	—	19,275,045
	Semiconductors	15,407,862	118,871,606	—	134,279,468
	Specialty Stores	—	6,033,674	—	6,033,674
	Other	381,768,653	—	—	381,768,653

		$437,717,589	$261,513,983	$16,694	$699,248,266

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Consumer Finance	$7,306,047	$797,824	$—	$8,103,871
	Data Processing & Outsourced Services	3,099,903	918,907		4,018,810
	Drug Retail	—	495,452		495,452
	Electrical Components & Equipment	—	970,698		970,698
	Food Retail	—	1,418,809		1,418,809
	Insurance Brokers	—	853,429		853,429
	Semiconductors	—	2,764,622		2,764,622
	Specialty Stores	—	316,951		316,951
	Other	50,068,650	—	—	50,068,650
Short-Term Investments		—	653,156	—	653,156

		$60,474,600	$9,189,848	$—	$69,664,448

Global Opportunities Fund
Assets
Common Stocks
	Application Software	$16,740,783	$3,436,469	$—	$20,177,252
	Asset Management & Custody Banks	8,018,307	1,875,869	—	9,894,176
	Data Processing & Outsourced Services	2,217,634	1,344,888	—	3,562,522
	Drug Retail	—	2,574,971	—	2,574,971
	Electrical Components & Equipment	—	7,079,271	—	7,079,271
	Health Care Supplies	2,775,829	2,526,114	—	5,301,943
	Health Care Technology	—	7,307,425	—	7,307,425
	Human Resource & Employment Services	—	5,352,249	—	5,352,249
	Industrial Machinery	20,359,857	2,440,269	—	22,800,126
	Research & Consulting Services	10,595,119	8,462,079	—	19,057,198
	Semiconductors	8,609,040	19,992,322	—	28,601,362
	Trading Companies & Distributors	7,461,040	1,356,144	—	8,817,184
	Other	140,705,140	—	—	140,705,140
Short-Term Investments		—	5,521,054	—	5,521,054

		$217,482,749	$69,269,124	$—	$286,751,873

Global Select Fund
Assets
Common Stocks
	Building Products	$—	$708,378	$—	$708,378
	Data Processing & Outsourced Services	380,679	733,480	—	1,114,159
	Drug Retail	—	345,667	—	345,667
	Health Care Equipment	—	483,035	—	483,035
	Health Care Supplies	—	511,146	—	511,146
	Health Care Technology	—	469,021	—	469,021
	Industrial Machinery	—	620,338	—	620,338
	Research & Consulting Services	—	540,760	—	540,760
	Semiconductors	447,450	542,989	—	990,439
	Other	14,058,675	—	—	14,058,675
Short-Term Investments		—	122,003	—	122,003

		$14,886,804	$5,076,817	$—	$19,963,621

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/21

Global Value Fund
Assets
Common Stocks
	Airlines	$—	$2,942,412	$—	$2,942,412
	Casinos & Gaming	—	2,827,954	—	2,827,954
	Construction Materials	—	2,233,342	—	2,233,342
	Electronic Manufacturing Services	—	2,812,604	—	2,812,604
	Food Retail	—	3,694,991	—	3,694,991
	Integrated Telecommunication Services	3,793,080	2,565,030	—	6,358,110
	Reinsurance	—	5,018,547	—	5,018,547
	Tobacco	—	3,454,767	—	3,454,767
	Other	103,823,970	—	—	103,823,970
Short-Term Investments		—	1,540,622	—	1,540,622

		$107,617,050	$27,090,269	$—	$134,707,319

Greater China Fund
Assets
Common Stocks
	Semiconductors	$997,360	$1,085,978	$—	$2,083,338
	Specialized Finance	—	930,256	—	930,256
	Other	7,783,007	—	—	7,783,007

		$8,780,367	$2,016,234	$—	$10,796,601

International Growth Fund
Assets
Common Stocks
	Application Software	$63,445,212	$32,817,555	$—	$96,262,767
	Asset Management & Custody Banks	13,265,646	7,306,483	—	20,572,129
	Brewers	—	14,842,451	—	14,842,451
	Data Processing & Outsourced Services	—	11,580,977	—	11,580,977
	Drug Retail	6,992,885	29,444,857	—	36,437,742
	Electrical Components & Equipment	—	30,096,776	—	30,096,776
	Health Care Equipment	—	21,646,189	—	21,646,189
	Health Care Supplies	—	14,574,792	—	14,574,792
	Health Care Technology	7,076,081	47,321,391	—	54,397,472
	Human Resource & Employment Services	14,163,221	47,891,421	—	62,054,642
	Industrial Machinery	—	14,810,667	—	14,810,667
	Insurance Brokers	—	11,529,454	—	11,529,454
	Interactive Home Entertainment	—	5,060,925	—	5,060,925
	Interactive Media & Services	32,083,777	13,519,010	—	45,602,787
	IT Consulting & Other Services	98,072,658	31,624,881	—	129,697,539
	Life Sciences Tools & Services	—	18,476,289	—	18,476,289
	Movies & Entertainment	—	20,908,888	—	20,908,888
	Pharmaceuticals	—	12,330,800	—	12,330,800
	Research & Consulting Services	—	40,583,537	—	40,583,537
	Semiconductors	21,782,938	72,340,548	—	94,123,486
	Specialty Stores	—	3,773,315	—	3,773,315
	Trading Companies & Distributors	97,346,624	9,983,089	—	107,329,713
	Other	349,348,771	—	—	349,348,771
Short-Term Investments		—	31,693,890	—	31,693,890

		$703,577,813	$544,158,185	$—	$1,247,735,998

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/21

International Opportunities Fund
Assets
Common Stocks
	Advertising	$25,699,452	$16,911,614	$—	$42,611,066
	Alternative Carriers	—	7,431,449	—	7,431,449
	Application Software	50,469,925	78,118,239	—	128,588,164
	Asset Management & Custody Banks	23,018,588	5,849,445	—	28,868,033
	Brewers	—	4,553,981	—	4,553,981
	Consumer Finance	—	11,326,882	—	11,326,882
	Data Processing & Outsourced Services	—	7,761,656	—	7,761,656
	Department Stores	—	5,964,750	—	5,964,750
	Diversified Support Services	11,655,787	15,690,544	—	27,346,331
	Electrical Components & Equipment	14,357,081	25,078,089	—	39,435,170
	Electronic Components	—	5,964,954	—	5,964,954
	Electronic Equipment & Instruments	—	11,168,727	—	11,168,727
	Food Retail	4,646,843	5,039,316	—	9,686,159
	Health Care Equipment	—	7,140,955	—	7,140,955
	Health Care Technology	11,863,989	16,155,694	—	28,019,683
	Human Resource & Employment Services	17,279,915	15,346,975	—	32,626,890
	Insurance Brokers	—	9,061,713	—	9,061,713
	Interactive Media & Services	5,013,386	1,408,753	—	6,422,139
	Internet & Direct Marketing Retail	—	3,439,446	—	3,439,446
	Internet Services & Infrastructure	—	4,496,279	—	4,496,279
	Investment Banking & Brokerage	—	10,146,627	—	10,146,627
	IT Consulting & Other Services	21,629,629	20,687,505	—	42,317,134
	Research & Consulting Services	8,257,275	41,983,886	—	50,241,161
	Restaurants	—	—	8,528	8,528
	Semiconductors	—	26,039,772	—	26,039,772
	Specialized Finance	—	7,333,832	—	7,333,832
	Specialty Stores	—	5,683,218	—	5,683,218
	Systems Software	5,490,467	13,260,917	—	18,751,384
	Other	154,294,171	—	—	154,294,171
Short-Term Investments		—	10,939,858	—	10,939,858

		$353,676,508	$393,985,076	$8,528	$747,670,112

International Select Fund
Assets
Common Stocks
	Asset Management & Custody Banks	$—	$473,782	$—	$473,782
	Building Products	—	464,378	—	464,378
	Data Processing & Outsourced Services	459,933	568,447	—	1,028,380
	Drug Retail	—	211,241	—	211,241
	Health Care Equipment	—	283,467	—	283,467
	Health Care Supplies	—	302,145	—	302,145
	Health Care Technology	—	707,295	—	707,295
	Industrial Machinery	—	890,959	—	890,959
	Interactive Media & Services	305,160	508,583	—	813,743
	IT Consulting & Other Services	—	280,724	—	280,724
	Research & Consulting Services	—	501,060	—	501,060
	Other	3,528,985	—	—	3,528,985

		$4,294,078	$5,192,081	$—	$9,486,159

Long/Short Alpha Fund
Assets
Common Stocks		$30,174,876	$—	$—	$30,174,876

		$30,174,876	$—	$—	$30,174,876

Other Financial Instruments*
Common Stocks Sold Short		$(11,110,635)	$—	$—	$(11,110,635)

Micro Cap Fund
Assets
Common Stocks		$1,202,967,737	$—	$—	$1,202,967,737
Warrants		436,845	—	554,736	991,581
Short-Term Investments		—	11,244,013	—	11,244,013

		$1,203,404,582	11,244,013	$554,736	$1,215,203,331

Other Financial Instruments*
Liabilities
Unfunded Commitment with a SPAC		$—	$—	$(731,000)	$(731,000)

Micro Cap Value Fund
Assets
Common Stocks
	Health Care Technology	$10,142,406	$4,969,657	$—	$15,112,063
	Human Resource & Employment Services	—	6,091,198	—	6,091,198
	Industrial Machinery	16,082,340	5,097,568	—	21,179,908
	IT Consulting & Other Services	14,958,324	2,954,046	—	17,912,370
	Other	389,886,937	—	—	389,886,937
Limited Liability Company Membership Interest		—	—	17,685	17,685
Warrants		—	—	2,895	2,895
Short-Term Investments		—	17,069,324	—	17,069,324

		$431,070,007	$36,181,793	$20,580	$467,272,380

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/21

Small Cap Growth Fund
Assets
Common Stocks		$3,458,674,289	$—	$—	$3,458,674,289
Preferred Stocks		—	—	13,910,916	13,910,916
Warrants				335,910	335,910
Short-Term Investments		—	14,645,081	—	14,645,081

		$3,458,674,289	$14,645,081	$14,246,826	$3,487,566,196

Small Cap Value Fund
Assets
Common Stocks		$1,752,379,417	$—	$—	$1,752,379,417
Short-Term Investments		—	32,573,326	—	32,573,326

		$1,752,379,417	$32,573,326	$—	$1,784,952,743

Ultra Growth Fund
Assets
Common Stocks
	Property & Casualty Insurance	$—	$—	$33,500,000	$33,500,000
	Other	2,740,497,068	—	—	2,740,497,068
Preferred Stocks		—	—	423,698	423,698
Warrants		—	—	3,069,273	3,069,273
Short-Term Investments		—	2,858,951	—	2,858,951

		$2,740,497,068	$2,858,951	$36,992,971	$2,780,348,990

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$479,242,502	$—	$479,242,502
Short-Term Investments		—	3,836,725	—	3,836,725

		$—	$483,079,227	$—	$483,079,227

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

There was a transfer of $1,740,000 & $1,450,000 in the Core Growth Fund and Ultra Growth Fund respectively from Level 3 to Level 1 due to the conversion of an unlisted in to freely trading common stock. This transfer amount represents the beginning of the period value plus the purchases for the dividends paid in kind over the reported period for Aldel Financial, Inc. which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

There was a transfer of $52,800,000 & $43,200,000 in the Small Cap Growth Fund and Ultra Growth Fund respectively from Level 3 to Level 1 due to the conversion of an unlisted in to freely trading common stock. This transfer amount represents the beginning of the period value plus the purchases for the dividends paid in kind over the reported period for Vintage Wine Estates, Inc., PIPE Shares which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2021:

Fund	Market Value Beginning Balance 9/30/2021	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2021
Core Growth Fund
Common Stoks	$—	$—	$(1,859,173)	$—	$—	$13,799,173	$28,260,000	$—	$40,200,000	$13,799,173
Warrants	—	1,859,173	—	—	—	1,467,227	—	—	3,326,400	1,467,227
Unfunded Commitment with a SPAC	(1,740,000)	—	—	—	—	—	—	1,740,000	—	—

	$(1,740,000)	$1,859,173	$(1,859,173)	$—	$—	$15,266,400,	$28,260,000	$1,740,000	$43,526,400	$15,266,400

Emerging Markets Small Cap Fund
Common Stocks	$16,722	$—	$—	$—	$—	$(28)	$—	$—	$16,694	$(28)

	$16,722	$—	$—	$—	$—	$(28)	$—	$—	$16,694	$(28)

International Opportunities Fund
Common Stocks	$8,489	$—	$—	$—	$—	$39	$—	$—	$8,528	$39

	$8,489	$—	$—	$—	$—	$39	$—	$—	$8,528	$39

Micro Cap Fund
Warrants	$584,040	$310,582	$—	$—	$—	$(339,886)	$—	$—	$554,736	$(339,886)
Unfunded Commitment with a SPAC	(697,000)	—	—	—	—	(34,000)	—	—	(731,000)	(34,000)

	$(112,960)	$310,582	$—	$—	$—	$(373,886)	$—	$—	$(176,264)	$(373,886)

Micro Cap Value Fund
Common Stocks	$17,685	$—	$—	$—	$—	$—	$—	$—	$17,685	$—
Warrants	56,064	—	—	—	—	(53,169)	—	—	2,895	(53,169)

	$73,749	$—	$—	$—	$—	$(53,169)	$—	$—	$20,580	$(53,169)

Small Cap Growth Fund
Common Stocks	$52,800,000	$—	$—	$—	$—	$—	$—	$(52,800,000)	$—	$—
Preferred Stocks	13,282,849	—	—	—	—	628,067	—	—	13,910,916	628,067
Warrants	—	538,893	—	—	—	(202,983)	—	—	335,910	(202,983)

	$66,082,849	$538,893	$—	$—	$—	$425,084	$—	$(52,800,000)	$14,246,826	$425,084

Ultra Growth Fund
Common Stocks	$43,200,000	$—	$(1,549,310)	$—	$—	$11,499,310	$23,550,000	$(43,200,000)	$33,500,00	$11,499,310
Preferred Stocks	300,120	—	—	—	—	123,578	—	—	423,698	123,578
Warrants	—	2,026,219	—	—	—	1,043,054	—	—	3,069,273	1,043,054
Unfunded Commitment with a SPAC	(1,450,000)	—	—	—	—	—	—	1,450,000	—	—

	$42,050,120	$2,026,219	$(1,549,310)	$—	$—	$12,665,942	$23,550,000	$(41,750,000)	$36,992,971	$12,665,942

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/21	Valuation Technique	Unobservable Input	Range (Average)
Core Growth Fund	PIPE: Insurance Brokers	$40,200,000	Discount for lack of marketability	Discount for lack of marketability	6%

Core Growth Fund	Warrant: Insurance Brokers	$3,326,400	Black Scholes	Black Scholes	100%

Micro Cap Fund	Unrealized Depreciation on Unfunded Commitment with a SPAC	$(731,000)	Transaction indicative of value	Probability	90%
				Discount for lack of marketability	4%

Small Cap Growth Fund	Direct Venture Capital Investments: Semiconductor Equipment	$1,694,791	Market comparable companies	EV/R* multiple	2.9 -25.4 (14.9)
				Discount for lack of marketability	20%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$12,216,125	Market comparable companies	EV/R* multiple	2.4 - 38.0 (13.3)
				Discount for lack of marketability	20%

Ultra Growth Fund	PIPE: Insurance Brokers	$33,500,000	Discount for lack of marketability	Discount for lack of marketability	6%

Ultra Growth Fund	Warrant: Insurance Brokers	$2,772,000	Black Scholes	Black Scholes	100%

Ultra Growth Fund	Direct Venture Capital Investments: Semiconductor Equipment	$423,698	Market comparable companies	EV/R* multiple	2.9 - 25.4 (14.9)
				Discount for lack of marketability	20%

* Enterprise-Value-To-Revenue Multiple – (“EV/R”) multiple is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2021 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information (SAI) and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.